UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09025

New Covenant Funds

(Exact name of registrant as specified in charter)

200 East Twelfth Street

Jeffersonville, IN 47130

(Address of principal executive offices) (Zip code)

Patrick Turley

Dechert LLP

1775 I Street, N.W.

Washington, DC 20006

(Name and address of agent for service)

202-261-3364

Registrant’s telephone number, including area code

Date of fiscal year end: June 30, 2012

Date of reporting period: December 31, 2011

Item 1. Reports to Stockholders.

NEW COVENANT MUTUAL FUNDS

Funds with a Mission

SEMI-ANNUAL REPORT
DECEMBER 31, 2011

HONOR AND MAJESTY ARE BEFORE HIM; STRENGTH AND BEAUTY ARE IN HIS SANCTUARY.
Psalm 96:6

to our shareholders

NEW COVENANT FUNDS

Letter to Shareholders

Dear Shareholder,

The six-month period since our June 30 annual letter to shareholders has featured volatile swings in world capital markets. Paralysis and dysfunction in Washington and Europe intensified fears about dramatic topics, including the downgrade of the creditworthiness of the U.S. and the potential destruction of the common European currency. What’s encouraging is U.S. equity markets managed to give back only what they had gained earlier for the year. All told, we believe a “flat” 2011 for U.S. stocks demonstrates remarkable resilience by investors amid frightening headlines, an uncertain regulatory and tax environment, and political partisanship.

But the pathway to a “flat” outcome for 2011 was extremely bumpy! During the fourth quarter, for example, the S&P 500 Index began by marking a new low for 2011 in early October. Then, on its way back to a near-zero return for the year, the S&P 500 Index continued to experience high levels of volatility. The Chicago Board Options Exchange’s index of market volatility—the VIX, sometimes called the “fear index”—closed the year above its long-term average, finishing the year at 23. Only in 2002, 2008, and 2009 had the VIX previously ended the year higher than 20. The Dow Jones Industrial Average, which managed to end 2011 higher than it began, seemed to see-saw from big gains to big losses.

It’s no surprise that investors are struggling to find a clear direction. Concerns about the world economy—from unsustainable debt levels in the U.S. and Europe to a slowdown in China—are large-scale, long-term issues. On the other hand, we are increasingly seeing good news, too. For example, recently the Labor Department announced 200,000 jobs were added in the U.S. during December. Consumer sentiment is improving. Italy and Spain were recently able to issue new debt at reasonable (non-panic) yields. U.S. corporate balance sheets, especially among large-cap companies, are in excellent shape. Profit margins among those large companies continue to be strong. Some companies are well positioned with cash on their balance sheets to take strategic advantage of depressed valuations, whether their own through share repurchases or acquisition targets.

It’s also helpful to place the difficult though “flat” year for U.S. equities in the context of world equity markets. Of 48 countries tracked by MCSI AC World Index ex USA, the U.S. performed better than 45 of them for the year ended December 31. Only Indonesia, Ireland and New Zealand fared better. The median equity market return among this group of countries was -17.8% in dollar terms. In the context of a particularly difficult year in international markets, we are especially pleased with the performance contribution of Baillie Gifford Overseas Ltd., which manages the international allocation of the New Covenant Growth Fund. We believe Baillie Gifford’s vigorous growth-oriented approach to investment analysis continues to identify compelling investments for the Growth Fund.

Although in 2012 we are unlikely to see resolution of many of the world’s long-term problems, we do believe signs of stabilization are promising. We believe the Growth Fund’s active-management U.S. equity sub-advisers are continuing to find compelling stock picks as they seek companies with attractive fundamentals, including strong competitive positions and capable management teams.

In fixed-income markets, the Fed’s interest rate policy continued to support low short- and long-term rates. In addition, investors seeking perceived safety again turned to U.S. Treasury bonds, further supporting low U.S. rates even at 10-year and longer horizons. The 10-year Treasury rate ended 2011 below 2%—dramatically lower than the 3.36% 10-year yield at the outset of 2011. While money is cheap, it is less certain whether economic and political conditions will allow corporations to make use of these low rates to fuel growth. Our view is the resilience of the corporate sector will continue, with slow but nonetheless positive growth in the U.S. during 2012.

The following table shows performance data for the New Covenant Funds relative to their benchmarks.

Average Annual Returns as of December 31, 2011 (%)

Please note that indices are unmanaged and an investment cannot be made directly in an index. Index results are not adjusted for fees or socially responsible investment (SRI) restrictions.

		1 Year	3 Year	5 Year	10 Year
NCGFX	New Covenant Growth Fund	-3.02	12.23	-1.93	2.09
	S&P 500 Index	2.11	14.11	-0.25	2.92
	80% S&P 500 / 20% MSCI ACWI ex. US	-1.13	13.59	-0.62	3.74
NCICX	New Covenant Income Fund	5.41	8.15	2.67	3.60
	Barclays Capital Intermediate Aggregate Bond Index	5.97	6.19	6.09	5.39
NCBGX	New Covenant Balanced Growth Fund	0.28	10.70	0.09	2.95
	60% S&P 500 / 40% Barclays Capital Intermediate Aggregate Bond Index	3.93	11.34	2.68	4.24
NCBIX	New Covenant Balanced Income Fund	2.04	9.40	1.08	3.25
	35% S&P 500 / 65% Barclays Capital Intermediate Aggregate Bond Index	4.88	9.34	4.25	4.84

Per our prospectus dated October 28, 2011, our Total Annual Fund Operating Expenses are 0.98% for the New Covenant Growth Fund, 0.76% for the New Covenant Income Fund, 1.12% for the New Covenant Balanced Growth Fund, and 1.08% for the New Covenant Balanced Income Fund.

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. Total return figures include changes in share price, and include reinvestment of dividends and capital gains. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain more current performance information, call 877-835-4531 or visit www.NewCovenantFunds.com.

The New Covenant Growth Fund

The New Covenant Growth Fund returned -3.02% for the one-year period ending December 31, 2011. This performance was lower than the performance of its blended benchmark consisting of the S&P 500 Index (80%) and the MSCI All Country World Index ex U.S. (20%), which returned -1.13% for the same period.

The Fund’s core portfolio, managed by Brockhouse & Cooper International, Inc., represented approximately 41% of the Fund as of December 31, 2011. Brockhouse & Cooper continues to manage the core portfolio to closely track risk characteristics and performance of the S&P 500 Index while also abiding by the General Assembly of the Presbyterian Church’s (U.S.A.) criteria for socially responsible investment.

to our shareholders

NEW COVENANT FUNDS

December 31, 2011 (Unaudited)

The Fund’s active-management sub-advisers continue to seek and invest in companies with strong balance sheets, consistent free cash flows, and compelling valuations. During the second half of 2011, we were pleased to welcome a new active-management sub-adviser to the Growth Fund. On October 19, Sustainable Growth Advisers, LP began managing a portfolio of large, established companies it expects to grow over time. We increased the Growth Fund’s allocation to the large-cap growth stock portfolio from approximately 14% to 17% of the Fund’s total assets during the fourth quarter, with the commensurate reduction coming from the core portion of the portfolio. Sustainable Growth Advisers replaced Santa Barbara Asset Management as the Fund’s large-cap growth stock sub-adviser.

Following are the Growth Fund’s other active-management sub-advisers and allocations as of December 31, 2011:

•	Sound Shore Management, Inc., which applies a value-focused approach to investments among large domestic companies, represented approximately 19% of the Fund.

•	TimesSquare Capital Management, which focuses on mid-cap growth stocks, managed approximately 4% of the Fund.

•	Baillie Gifford Overseas Ltd., headquartered in Edinburgh, Scotland, which manages the international allocation, represented approximately 19% of the Fund.

The New Covenant Income Fund

The New Covenant Income Fund returned 5.41% for the one-year period ending December 31, 2011. The Fund underperformed its benchmark, the Barclays Capital Intermediate Aggregate Bond Index, which gained 5.97%. This underperformance generally related to an underweight allocation of U.S. Treasuries versus the benchmark during a period of sharply rising Treasury bond prices, as investors sought perceived safety in U.S. government obligations. At year end, the Fund was overweight in allocations to spread sectors including corporate bonds and commercial mortgage backed securities—investments that outperformed in late 2011 and helped the Fund’s overall performance. This positioning may subject the Fund to additional price volatility versus the benchmark, but we remain pleased with the Fund’s yield profile.

We remain confident in the investment capabilities of the Income Fund’s two sub-advisers, which were unchanged in 2011:

•

Baird Advisors, an investment management department operating within Robert W. Baird & Co., Inc., which manages a duration-neutral portfolio relative to the benchmark, managed approximately 50% of the Fund.

•

EARNEST Partners, which focuses on securities that are backed by the full faith and credit of the U.S. Treasury or are issued by U.S. Government sponsored agencies but are not Treasury securities, managed approximately 50% of the Fund.

New Covenant Balanced Growth Fund and New Covenant Balanced Income Fund

Our two balanced funds are each a mix of the New Covenant Growth Fund and the New Covenant Income Fund. For the one-year period ending December 31, 2011, the New Covenant Balanced Growth Fund returned 0.28%, whereas its benchmark of S&P 500 Index (60% weighting) blended with the Barclays Capital Intermediate Aggregate Bond Index (40% weighting) returned 3.93% for the same period. The underperformance relative to the benchmark is in part a result of the Growth Fund’s international allocation; the benchmark does not include an international equity component. In addition, the Balanced Growth Fund is slightly overweight in equities relative to its blended benchmark, in a twelve-month period that saw bonds significantly outperform equities in the U.S.

The New Covenant Balanced Income Fund returned 2.04% for the one-year period ending December 31, 2011. For this Fund, the benchmark is a blend of 35% for the S&P 500 and 65% for the same Barclays index, which returned 4.88% for the same period. Underperformance relative to the benchmark occurred for reasons similar to those noted above for the Balanced Growth Fund.

At December 31, 2011, the Balanced Growth Fund’s target allocation is 62% for the New Covenant Growth Fund and 38% for the New Covenant Income Fund. The Balanced Income Fund’s target allocation is 38% for the New Covenant Growth Fund and 62% for the New Covenant Income Fund.

New Investment Adviser for the New Covenant Funds

In November, the New Covenant Funds Board approved, subject to shareholder approval, a new investment advisor, SEI Investments Management Corporation (“SIMC’’). This decision came after the parent of One Compass Advisors—the Presbyterian Church (U.S.A.) Foundation, which is also the Funds’ largest shareholder—conducted an extensive review of its business model and determined the need to reduce risk and complexity in its organization by ceasing to provide investment advisory services.

Proxy materials have since been mailed to shareholders in advance of a special meeting called to approve SIMC as the Funds’ new investment adviser. More information about SIMC is available in the proxy materials, but we’d like to emphasize here that SIMC will continue to manage the Funds in accordance with the social witness principles of the General Assembly of the Presbyterian Church (U.S.A.), which the Funds have followed since their inception.

If you have questions about the pending change in investment adviser for the Funds, or any other issues or concerns, please let us know. We appreciate the trust you have placed in us and recognize that the opportunity to manage your capital is a privilege.

Sincerely,

Timothy P. Clark

President, New Covenant Funds

Please note that indices are unmanaged and an investment cannot be made directly in an index. Index results are not adjusted for fees or socially responsible investment (SRI) restrictions.

Past performance is not a guarantee of future results.

to our shareholders

NEW COVENANT FUNDS

December 31, 2011 (Unaudited)

Opinions expressed are those of the Advisor and are subject to change, not guaranteed, and should not be considered investment advice.

The Standard & Poor’s 500 Index (“S&P 500”) is an unmanaged, capitalization-weighted index that measures the performance of 500 large-capitalization stocks representing all major industries. The Barclays Capital U.S. Intermediate Aggregate Bond Index is an unmanaged index of Intermediate U.S. bonds which includes reinvestment of any earnings. It is widely used to measure the overall performance of the Intermediate U.S. bond market. MSCI AC World Index ex USA measures equity market performance in the global developed and emerging markets. It includes 48 developed and emerging market country indices. VIX is the ticker symbol for the Chicago Board Options Exchange Market Volatility Index, a popular measure of the implied volatility of the S&P 500 index options. Often referred to as the fear index or the fear gauge, it represents one measure of the market’s expectation of stock market volatility over the next 30 day period. The Dow Jones Industrial Average (DJIA) is an unmanaged index of common stocks comprised of major industrial companies and assumes reinvestment of dividends. You cannot invest directly in an index.

Duration is a commonly used measure of the potential volatility of the price of a debt security, or the aggregate market value of a portfolio of debt securities, prior to maturity. Securities with a longer duration generally have more volatile prices than securities of comparable quality with a shorter duration.

Free cash flow is revenue less operating expenses including interest expense and maintenance capital spending. It is the discretionary cash that a company has after all expenses and is available for purposes such as dividend payments, investing back into the business or share repurchases.

Portfolio composition is subject to change.

The New Covenant Funds are advised by One Compass Advisors, a subsidiary of the Presbyterian Church (U.S.A.) Foundation. The New Covenant Funds are distributed by Quasar Distributors, Inc.

Mutual fund investing involves risk. Principal loss is possible. The Growth Fund invests in smaller companies, which involve additional risks such as limited liquidity and greater volatility than larger companies. The Growth Fund invests in foreign securities which involve political, economic and currency risks, greater volatility and differences in accounting methods. The Growth Fund may also use options and futures contracts, which have the risks of unlimited losses of the underlying holdings due to unanticipated market movements and failure to correctly predict the direction of securities prices, interest rates and currency exchange rates. The investment in options is not suitable for all investors. Investments in debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities. The Fund may choose not to purchase, or may sell, otherwise profitable investments in companies which have been identified as being in conflict with its established social-witness principles. This means that the Fund may underperform other similar mutual funds that do not consider social-witness principles in their investing.

Must be preceded or accompanied by a prospectus

to our shareholders

Portfolio Allocation as of 12/31/2011 (Unaudited)

GROWTH FUND:

Security Allocation	Percentage of Market Value
Information Technology	19.2%
Financials	13.9%
Health Care	11.8%
Consumer Discretionary	11.4%
Energy	11.0%
Consumer Staples	10.9%
Industrials	9.6%
Materials	6.4%
Utilities	3.2%
Telecommunication Services	1.7%
Cash Equivalents	0.9%
Total	100.0%

INCOME FUND:

Security Allocation	Percentage of Market Value
U.S. Government Agency Mortgage Backed Securities	46.6%
Corporate Bonds	24.3%
U.S. Treasury Obligations	9.7%
Non-Government Agency Mortgage Backed Securities	9.5%
Asset Backed Securities	5.4%
Cash Equivalents	3.4%
Other	0.5%
Municipal Bonds	0.4%
Foreign Government Agency Securities	0.2%
Total	100.0%

BALANCED GROWTH FUND:

Security Allocation	Percentage of Market Value
New Covenant Growth Fund	62.0%
New Covenant Income Fund	36.9%
Cash Equivalents	1.1%
Total	100.0%

BALANCED INCOME FUND:

Security Allocation	Percentage of Market Value
New Covenant Income Fund	60.3%
New Covenant Growth Fund	38.3%
Cash Equivalents	1.4%
Total	100.0%

to our shareholders

Hypothetical Illustration of a $10,000 Investment

As of December 31, 2011

New Covenant Growth Fund (Unaudited)

	Average Annual Total Return
	1 Year	3 Year	5 Year	10 Year
New Covenant Growth Fund	-3.02%	12.23%	-1.93%	2.09%
S&P 500 Index	2.11%	14.11%	-0.25%	2.92%
Blended S&P 500 Index/
MSCI ACWI ex. US	-1.13%	13.59%	-0.62%	3.74%

The S&P 500 Index is a capitalization weighted index that measures the performance of 500 large-capitalization stocks representing all major industries. The index is unmanaged and does not reflect fees or expenses associated with a mutual fund. Investors cannot invest directly in an index.

The Blended S&P 500 Index/MSCI ACWI ex. US is a composite index composed of 80% S&P 500 Index and 20% MSCI ACWI ex. US. The S&P 500 Index is a capitalization weighted index that measures the performance of 500 large capitalization stocks representing all major industries. The MSCI ACWI ex. US is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. These indices are unmanaged and do not reflect fees or expenses associated with a mutual fund. Investors cannot invest directly in an index.

As of December 31, 2011

New Covenant Income Fund (Unaudited)

	Average Annual Total Return
	1 Year	3 Year	5 Year	10 Year
New Covenant Income Fund	5.41%	8.15%	2.67%	3.60%
Barclays Capital Intermediate
Aggregate Bond Index	5.97%	6.19%	6.09%	5.39%

The Barclays Capital Intermediate Aggregate Bond index is representative of intermediate investment grade government and corporate debt securities with maturities of 10 years or less. Investors cannot invest directly in an index. The index is unmanaged and does not reflect fees or expenses associated with a mutual fund.

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. Total return figures include change in share price, reinvestment of dividends and capital gains. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. To obtain performance information current to the most recent month end, please call 877-835-4531 or visit our website at www.NewCovenantFunds.com.

The growth charts above illustrate a hypothetical investment in the Funds versus the appropriate indices and represent the reinvestment of dividends and capital gains. The performance of the Funds does not reflect any sales charge or the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

to our shareholders

Hypothetical Illustration of a $10,000 Investment

As of December 31, 2011

New Covenant Balanced Growth Fund (Unaudited)

	Average Annual Total Return
	1 Year	3 Year	5 Year	10 Year
New Covenant Balanced Growth Fund	0.28%	10.70%	0.09%	2.95%
Blended S&P 500 Index/Barclays Capital Intermediate Aggregate Bond Index	3.93%	11.34%	2.68%	4.24%

The Blended S&P 500 Index/Barclays Capital Intermediate Aggregate Bond Index is a composite index composed of 60% S&P 500 Index and 40% Barclays Capital Intermediate Aggregate Bond Index. The S&P 500 Index is a capitalization weighted index that measures the performance of 500 large capitalization stocks representing all major industries. The Barclays Capital Intermediate Aggregate Bond Index is representative of intermediate investment grade government and corporate debt securities with maturities of 10 years of less. These indices are unmanaged and do not reflect fees or expenses associated with a mutual fund. Investors cannot invest directly in an index.

As of December 31, 2011

New Covenant Balanced Income Fund (Unaudited)

	Average Annual Total Return
	1 Year	3 Year	5 Year	10 Year
New Covenant Balanced Income Fund	2.04%	9.40%	1.08%	3.25%
Blended S&P 500 Index/ Barclays Capital Intermediate Aggregate Bond Index	4.88%	9.34%	4.25%	4.84%

The Blended S&P 500 Index/Barclays Capital Intermediate Aggregate Bond Index is a composite index composed of 35% S&P 500 Index and 65% Barclays Capital Intermediate Aggregate Bond Index. The S&P 500 Index is a capitalization weighted index that measures the performance of 500 large capitalization stocks representing all major industries. The Barclays Capital Intermediate Aggregate Bond Index is representative of intermediate investment grade government and corporate debt securities with maturities of 10 years of less. These indices are unmanaged and do not reflect fees or expenses associated with a mutual fund. Investors cannot invest directly in an index.

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. Total return figures include change in share price, reinvestment of dividends and capital gains. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. To obtain performance information current to the most recent month end, please call 877-835-4531 or visit our website at www.NewCovenantFunds.com.

The growth charts above illustrate a hypothetical investment in the Funds versus the appropriate index and represent the reinvestment of dividends and capital gains. The performance of the Funds does not reflect any sales charge or the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

schedule of investments

NEW COVENANT GROWTH FUND

December 31, 2011 (Unaudited)

Shares	Value	Shares	Value

COMMON STOCKS — 97.7%
	Automotive — 1.1%
144,866	Ford Motor Co.(a)	$1,558,758
166,540	General Motors Co.(a)	3,375,766
3,777	Hyundai Mobis	959,630
33,689	Johnson Controls, Inc.	1,053,118

		6,947,272

	Banks — 2.7%
15,228	BB&T Corp.	383,289
16,742	Credicorp Ltd.(a)	1,832,747
160,176	DBS Group Holdings Ltd.	1,421,767
10,967	Fifth Third Bancorp	139,500
99,700	Hang Seng Bank Ltd.	1,180,987
3,874	KeyCorp	29,791
8,563	PNC Financial Services Group, Inc.	493,828
37,066	Regions Financial Corp.	159,384
60,400	Sberbank - ADR(a)	599,168
10,500	SunTrust Banks, Inc.	185,850
97,186	Svenska Handelsbanken AB	2,546,815
161,500	Turkiye Garanti Bankasi A/S	502,082
81,506	U.S. Bancorp	2,204,737
168,552	United Overseas Bank Ltd.	1,983,612
153,829	Wells Fargo & Co.	4,239,527
277	Zions Bancorporation	4,510

		17,907,594

	Chemicals — 3.3%
4,834	Air Products & Chemicals, Inc.	411,808
4,600	Airgas, Inc.	359,168
12,784	Cabot Corp.	410,878
1,653	CF Industries Holdings, Inc.	239,652
8,708	Eastman Chemical Co.	340,135
86,000	Ecolab, Inc.	4,971,660
23,254	EI du Pont de Nemours & Co.	1,064,568
38,200	LyondellBasell Industries NV	1,241,118
77,176	Monsanto Co.	5,407,722
54,740	Novozymes A/S	1,686,429
40,370	Praxair, Inc.	4,315,553
46,035	The Dow Chemical Co.	1,323,967

		21,772,658

	Commercial Services — 3.6%
6,500	Alliance Data Systems Corp.(a)	674,960
339,994	Brambles Ltd.	2,482,380
40,400	Cintas Corp.	1,406,324
57,581	Edenred	1,412,461
148,403	Experian PLC	2,017,160
8,500	Global Payments, Inc.	402,730
4,300	IHS, Inc.(a)	370,488
4,200	Manpower, Inc.	150,150
11,300	Nielsen Holdings NV(a)	335,497
11,100	Pool Corp.	334,110
1,308	priceline.com, Inc.(a)	611,765
47,388	Ritchie Bros. Auctioneers, Inc.(a)	1,041,955
47,085	RR Donnelley & Sons Co.	679,436
124,879	The Capita Group PLC	1,217,771
2,684	Towers Watson & Co.	160,852
83,727	Visa, Inc.	8,500,802
75,031	Western Union Co.	1,370,066
13,950	Xerox Corp.	111,042

		23,279,949

	Computer Services & Software — 8.6%
5,802	Adobe Systems, Inc.(a)	164,023
19,600	Amdocs Ltd.(a)	559,188
32,383	Apple, Inc.(a)	13,115,115
88,784	Automatic Data Processing, Inc.	4,795,224
21,086	BMC Software, Inc.(a)	691,199

COMMON STOCKS (cont.)
	Computer Services & Software (cont.)
173,420	Cisco Systems, Inc.	$3,135,434
2,334	Citrix System, Inc.(a)	141,720
91,776	Dell, Inc.(a)	1,342,683
43,288	EMC Corp.(a)	932,424
8,300	Gartner, Inc.(a)	288,591
61,211	Hewlett Packard Co.	1,576,795
3,400	Informatica Corp.(a)	125,562
24,179	International Business Machinces Corp.	4,446,035
9,040	Lexmark International, Inc.(a)	298,953
23,400	MercadoLibre, Inc.	1,861,236
4,800	MICROS System, Inc.(a)	223,584
379,989	Microsoft Corp.	9,864,514
16,907	NetApp, Inc.(a)	613,217
121,491	Oracle Corp.	3,116,244
125,625	Red Hat, Inc.(a)	5,187,056
12,716	Salesforce.com, Inc.(a)	1,290,165
2,408	SanDisk Corp.(a)	118,498
5,700	Solera Holdings, Inc.	253,878
4,200	Teradata Corp.(a)	203,742
314,228	The Sage Group PLC	1,435,811
6,900	Tibco Software, Inc.(a)	164,979
23,500	Trend Micro, Inc.	700,759

		56,646,629

	Construction & Building Materials — 0.6%
66,123	CRH PLC	1,309,032
24,093	EMCOR Group, Inc.	645,933
162,373	James Hardie Industries SE - ADR(a)	1,132,002
24,933	Lafarge SA	872,834
8,200	URS Corp.(a)	287,984

		4,247,785

	Consumer Products — 2.8%
6,100	Coach, Inc.	372,344
54,953	Colgate Palmolive Co.	5,077,108
8,700	Hanesbrands, Inc.(a)	190,182
6,000	Herbalife Ltd.	310,020
19,590	Inditex SA	1,599,224
13,676	Kimberly-Clark Corp.	1,006,007
6,846	NIKE, Inc., Class B	659,749
8,052	Nu Skin Enterprises, Inc., Class A	391,086
116,402	Procter & Gamble Co.	7,765,177
8,873	Tempur Pedic International, Inc.(a)	466,099
3,916	The Estee Lauder Cos., Inc.	439,845

		18,276,841

	Diversified Operations — 1.4%
13,134	3M Co.	1,073,442
18,234	Cooper Industries PLC	987,371
332,980	General Electric Co.	5,963,672
82,800	Mitsui & Co. Ltd.	1,283,337
7,476	Textron, Inc.	138,231

		9,446,053

	Electric Utilities — 0.4%
9,178	Dominion Resources, Inc.	487,168
41,533	Northeast Utilities	1,498,096
1,099	Progress Energy, Inc.	61,566
21,604	Southern Co.	1,000,049

		3,046,879

	Electronics — 2.8%
26,815	AMETEK, Inc.	1,128,912
9,897	Emerson Electric Co.	461,101
504,000	Flextronics International Ltd.(a)	2,852,640
6,500	FLIR Systems, Inc.	162,955
247,343	Hon Hai Precision Industry Co., Ltd.	1,360,388
249,433	Premier Farnell PLC	697,123

The accompanying notes are an integral part of these financial statements.

schedule of investments (continued)

NEW COVENANT GROWTH FUND

December 31, 2011 (Unaudited)

Shares	Value	Shares	Value

COMMON STOCKS (cont.)
	Electronics (cont.)
3,614	Samsung Electronics Co., Ltd.	$3,324,295
236,496	Taiwan Semiconductor - ADR	3,053,163
182,665	Texas Instruments, Inc.	5,317,378
7,000	Trimble Navigation Ltd.(a)	303,800

		18,661,755

	Energy — 3.9%
310,400	AES Corp.(a)	3,675,136
82,667	Aker Solutions	866,506
7,500	Cameron International Corp.(a)	368,925
375,500	China Shenhua Energy Co., Ltd.	1,623,763
2,100	Core Laboratories NV	239,295
26,997	Duke Energy Corp.	593,934
10,097	Entergy Corp.	737,586
99,111	Exelon Corp.	4,298,444
24,726	Halliburton Co.	853,294
72,980	National-Oilwell Varco, Inc.	4,961,910
18,378	NextEra Energy, Inc.	1,118,853
40,964	PG&E Corp.	1,688,536
49,000	Public Service Enterprise Group	1,617,490
7,000	Southwestern Energy Co.(a)	223,580
13,134	Spectra Energy Corp.	403,871
90,329	Xcel Energy, Inc.	2,496,693

		25,767,816

	Financial Services — 6.9%
27,178	American Express Co.	1,281,986
7,929	Ameriprise Financial, Inc.	393,596
748,305	Bank of America Corp.	4,160,576
25,244	Bank of New York Mellon Corp.	502,608
246,460	BM&F Bovespa SA	1,294,898
4,705	Capital One Financial Corp.	198,974
195,577	Citigroup, Inc.	5,145,631
111,100	Credit Suisse Group - ADR	2,608,628
30,702	Deutsche Boerse AG(a)	1,606,871
36,700	Discover Financial Services	880,800
2,098	Franklin Resources, Inc.	201,534
5,739	Goldman Sachs Group, Inc.	518,978
16,577	Groupe Bruxelles Lambert SA	1,102,775
84,885	Hargreaves Lansdow	567,154
133,000	Hong Kong Exchanges & Clearing Ltd.	2,116,296
348,225	Infrastructure Development Finance Co., Ltd.	599,852
2,744	IntercontinentalExchange, Inc.(a)	330,789
253,825	Invesco Ltd.	5,099,344
94,313	JPMorgan Chase & Co.	3,135,907
6,900	Lazard Ltd.	180,159
39,722	Morgan Stanley	600,994
14,800	NASDAQ OMX Group, Inc.(a)	362,748
2,280	Northern Trust Corp.	90,425
1,166	Paychex, Inc.	35,108
45,896	SLM Corp.	615,006
200,948	State Street Corp.	8,100,214
2,886	T Rowe Price Group, Inc.	164,358
287,758	The Charles Schwab Corp.	3,240,155

		45,136,364

	Food & Beverages — 6.8%
6,175	Archer Daniels Midland Co.	176,605
45,113	BIM Birlesik Magazalar A/S	1,249,274
125,185	Coca-Cola Co.	8,759,194
252,400	Danone - ADR	3,190,336
27,799	Dr. Pepper Snapple Group, Inc.	1,097,505
34,176	General Mills, Inc.	1,381,052
1,101	Hansen Natural Corp.(a)	101,446
5,600	Hershey Co.	345,968
45,307	Kraft Foods, Inc.	1,692,670
22,625	Kroger Co.	547,978

COMMON STOCKS (cont.)
	Food & Beverages (cont.)
53,021	Magnit OJSC - ADR(a)	$1,121,924
75,419	Nestle SA	4,330,825
92,108	PepsiCo, Inc.	6,111,366
18,448	Safeway, Inc.	388,146
89,225	Starbucks Corp.	4,105,242
148,913	Sysco Corp.	4,367,618
59,303	Unilever NV	2,039,043
1,297,000	Want Want China Holdings Ltd.	1,291,917
48,701	Woolworths Ltd.	1,250,073
45,157	X5 Retail Group NV - GDR(a)	1,031,386

		44,579,568

	Health Care Services — 2.5%
27,883	Aetna, Inc.	1,176,384
72,200	Cerner Corp.(a)	4,422,250
26,224	Cie Generale d’Optique Essilor International SA	1,848,567
15,700	DaVita, Inc.(a)	1,190,217
9,780	Express Scripts, Inc., Class A(a)	437,068
29,400	Health Management Associates, Inc.(a)	216,678
7,400	Intuitive Surgical, Inc.(a)	3,426,274
5,921	McKesson Corp.	461,305
7,118	Medco Health Solutions, Inc.(a)	397,896
2,713	Stryker Corp.	134,864
3,200	SXC Health Solutions Corp.(a)	180,736
38,787	UnitedHealth Group, Inc.	1,965,725
11,088	WellPoint, Inc.	734,580

		16,592,544

	Hotels Restaurants & Leisure — 0.9%
21,042	Carnival Corp.	686,811
6,212	Marriott International, Inc.	181,204
621	Marriott Vacations Worldwide Corp.(a)	10,656
70,072	Starwood Hotels & Resorts Worldwide, Inc.	3,361,354
43,423	The Walt Disney Company	1,628,363

		5,868,388

	Household Durables — 0.5%
49,762	Newell Rubbermaid, Inc.	803,656
8,830	Pulte Group, Inc.(a)	55,718
3,000	Stanley Black & Decker, Inc.	202,800
51,992	Wolseley PLC	1,719,635

		2,781,809

	Insurance — 3.1%
5,700	AFLAC, Inc.	246,582
1,590	Allied World Assurance Co. Holdings Ltd.	100,059
3,916	American International Group, Inc.(a)	90,851
289,563	Amlin PLC	1,410,243
12,200	Assured Guaranty Ltd.	160,308
9,600	Axis Capital Holdings Ltd.	306,816
38,590	Berkshire Hathaway, Inc.(a)	2,944,417
5,364	Fairfax Financial Holdings Ltd.(a)	2,300,978
35,610	Genworth Financial, Inc.(a)	233,246
27,149	Hartford Financial Services Group, Inc.	441,171
111,522	Marsh & McLennan Cos., Inc.	3,526,326
119,341	Metlife, Inc.	3,721,052
5,434	Prudential Financial, Inc.	272,352
9,500	RenaissanceRe Holdings Ltd.	706,515
41,655	Sampo OYJ	1,030,379
35,561	The Allstate Corp.	974,727
12,338	The Travelers Cos., Inc.	730,039
5,643	Transatlantic Holdings, Inc.	308,841
42,883	Unum Group	903,545

		20,408,447

The accompanying notes are an integral part of these financial statements.

schedule of investments (continued)

NEW COVENANT GROWTH FUND

December 31, 2011 (Unaudited)

Shares	Value	Shares	Value

COMMON STOCKS (cont.)
	Internet — 4.2%
25,452	Amazon.com, Inc.(a)	$4,405,741
17,768	Baidu, Inc. - ADR(a)	2,069,439
179,685	eBay, Inc.(a)	5,449,846
12,117	Google, Inc.(a)	7,826,370
2,105	Rakuten, Inc.	2,264,666
182,441	Symantec Corp.(a)	2,855,202
5,200	VeriFone Systems, Inc.(a)	184,704
34,598	VeriSign, Inc.	1,235,841
33,890	Vistaprint NV(a)	1,037,034
13,542	Yahoo, Inc.(a)	218,432

		27,547,275

	Leisure Equipment & Products — 0.2%
47,607	Mattel, Inc.	1,321,570
1,500	Shimano, Inc.	73,008

		1,394,578

	Machinery & Equipment — 2.4%
198,764	Atlas Copco AB	3,762,643
16,315	Caterpillar, Inc.	1,478,139
10,225	Deere & Co.	790,904
1,143	ITT Corp.	22,094
25,268	Joy Global, Inc.	1,894,342
44,518	Kone OYJ	2,304,709
4,900	Pall Corp.	280,035
9,800	SMC Corp.	1,576,680
5,500	WABCO Holdings, Inc.(a)	238,700
218,700	Weatherford International Ltd.(a)	3,201,768
2,287	Xylem, Inc.	58,753

		15,608,767

	Manufacturing — 1.6%
5,400	Altera Corp.	200,340
33,782	Analog Devices, Inc.	1,208,720
5,200	Church & Dwight Co., Inc.	237,952
33,504	Danaher Corp.	1,576,028
8,435	Dover Corp.	489,652
12,794	GrafTech International Ltd.(a)	174,638
24,305	Honeywell International, Inc.	1,320,977
3,430	Illinois Tool Works, Inc.	160,215
5,724	International Paper Co.	169,430
159,238	Owens-Illinois, Inc.(a)	3,086,033
8,966	Parker Hannifin Corp.	683,658
5,160	Precision Castparts Corp.	850,316
7,300	Skyworks Solutions, Inc.(a)	118,406
5,000	SPX Corp.	301,350

		10,577,715

	Media — 2.9%
37,379	CBS Corp.	1,014,466
248,890	Comcast Corp., Class A	5,901,182
2,649	DIRECTV(a)	113,271
14,800	Discovery Communications, Inc., Class C(a)	557,960
26,173	Gannett, Inc.	349,933
53,298	Naspers Ltd.	2,328,136
12,200	National CineMedia, Inc.	151,280
63,646	News Corp.	1,135,445
6,380	Time Warner Cable, Inc.	405,577
166,460	Time Warner, Inc.	6,015,864
6,102	Viacom, Inc.	277,092
35,700	Virgin Media, Inc.	763,266

		19,013,472

	Medical — 2.5%
5,697	Allergan, Inc.	499,855
22,417	Amgen, Inc.	1,439,396
12,365	Baxter Inernational, Inc.	611,820
37,557	Boston Scientific Corp.(a)	200,554

COMMON STOCKS (cont.)
	Medical (cont.)
13,369	Celgene Corp.(a)	$903,744
22,470	Cochlear Ltd.	1,427,092
16,558	Covidien Plc	745,276
7,000	Dendreon Corp.(a)	53,200
60,000	DENTSPLY International, Inc.	2,099,400
15,000	Hologic, Inc.(a)	262,650
68,297	Johnson & Johnson, Inc.	4,478,917
29,006	Medtronic, Inc.	1,109,480
61,500	Olympus Corp.	808,411
23,187	St. Jude Medical, Inc.	795,314
13,599	Thermo Fisher Scientific, Inc.(a)	611,547

		16,046,656

	Metals & Mining — 1.7%
16,715	Alcoa, Inc.	144,585
90,650	Antofagasta PLC	1,714,410
25,000	Barrick Gold Corp.	1,131,250
51,018	BHP Billiton PLC	1,491,535
98,937	Eldorado Gold Corp.(a)	1,361,567
29,209	Freeport-McMoRan Copper & Gold, Inc., Class B	1,074,599
66,453	IAMGOLD Corp.(a)	1,055,420
13,533	Newmont Mining Corp.	812,115
9,181	Peabody Energy Corp.	303,983
44,521	Rio Tinto PLC	2,174,681

		11,264,145

	Oil & Gas — 9.3%
17,938	Anadarko Petroleum Corp.	1,369,208
9,135	Apache Corp.	827,448
21,218	Baker Hughes, Inc.	1,032,044
75,125	BG Group PLC	1,604,931
7,604	Cabot Oil & Gas Corp.	577,144
27,711	Cenovus Energy, Inc.(a)	920,209
48,993	Chevron Texaco Corp.	5,212,855
3,600	Concho Resources Inc.(a)	337,500
38,420	ConocoPhillips	2,799,665
15,000	Denbury Resources, Inc.(a)	226,500
63,857	Devon Energy Corp.	3,959,134
17,460	Dresser-Rand Group, Inc.(a)	871,429
6,917	EOG Resources, Inc.	681,394
118,453	Exxon Mobil Corp.	10,040,076
48,565	Galp Energia SGPS SA	713,542
10,076	Hess Corp.	572,317
225	Inpex Corp.	1,416,651
1,328,000	Kunlun Energy Co., Ltd.	1,883,194
33,907	Marathon Oil Corp.	992,458
16,953	Marathon Petroleum Corp.	564,365
21,223	Occidental Petroleum Corp.	1,988,595
136,955	OGX Petroleo e Gas Participacoes SA(a)	1,000,041
4,500	Oil States International, Inc.(a)	343,665
60,740	Petroleo Brasileiro SA - ADR	1,509,389
101,305	Schlumberger Ltd.	6,920,145
56,799	Seadrill Ltd.	1,894,194
105,100	Sunoco, Inc.	4,311,202
13,152	The Williams Cos., Inc.	434,279
101,135	Tullow Oil PLC	2,197,463
61,326	UGI Corp.	1,802,984
13,392	Ultra Petroleum Corp.(a)	396,805
4,141	Valero Energy Corp.	87,168
6,900	Whiting Petroleum Corp.(a)	322,161
28,200	YPF Sociedad Anonima - ADR	977,976

		60,788,131

	Pharmaceuticals — 6.2%
113,922	Abbott Laboratories	6,405,834
34,831	Bristol Myers Squibb Co.	1,227,444

The accompanying notes are an integral part of these financial statements.

schedule of investments (continued)

NEW COVENANT GROWTH FUND

December 31, 2011 (Unaudited)

Shares	Value	Shares	Value

COMMON STOCKS (cont.)
	Pharmaceuticals (cont.)
41,184	Eli Lilly & Co.	$1,711,607
23,810	Forest Laboratories, Inc.(a)	720,491
31,089	Gilead Sciences, Inc.(a)	1,272,473
93,756	Merck & Co., Inc.	3,534,601
1,700	Mettler-Toledo International, Inc.(a)	251,107
215,350	Mylan(a)	4,621,411
52,800	Novartis AG - ADR	3,018,576
28,400	Novo Nordisk A/S - ADR	3,273,384
21,700	Perrigo Co.	2,111,410
404,798	Pfizer, Inc.	8,759,829
87,400	Sanofi SA - ADR	3,193,596
3,700	Shire Pharmaceuticals PLC - ADR	384,430
5,671	Watson Pharmaceuticals, Inc.(a)	342,188

		40,828,381

	Real Estate — 1.0%
596	Apartment Investment & Management Co.	13,654
3,046	Boston Properties, Inc.	303,382
90,000	Cheung Kong Holdings Ltd.	1,067,615
5,080	Equity Residential	289,712
37,951	Forest City Enterprises, Inc.(a)	448,581
4,461	HCP, Inc.	184,819
12,546	Host Hotels & Resorts, Inc.	185,304
3,900	Jones Lang Lasalle, Inc.	238,914
2,780	Plum Creek Timber Co, Inc.	101,637
6,138	Prologis, Inc.	175,485
17,779	PS Business Parks, Inc.	985,490
6,962	Public Storage	936,111
9,070	Simon Property Group, Inc.	1,169,486
2,359	Vornado Reality Trust	181,313
15,878	Weyerhaeuser Co.	296,442

		6,577,945

	Restaurant — 1.3%
29,498	McDonald’s Corp.	2,959,534
99,567	Yum Brands, Inc.	5,875,449

		8,834,983

	Retail — 4.7%
3,082	Abercrombie & Fitch Co., Class A	150,525
9,693	Big Lots, Inc.(a)	366,007
26,427	CFAO SA	894,064
157,097	CVS Caremark Corp.	6,406,416
10,500	Fast Retailing Co.	1,910,001
50,933	Gap, Inc.	944,807
48,730	Home Depot, Inc.	2,048,609
10,423	Kohl’s Corp.	514,375
183,300	Lowe’s Cos., Inc.	4,652,154
49,490	Massmart Holdings	1,034,132
6,658	Nordstrom, Inc.	330,969
4,000	O’Reilly Automotive, Inc.(a)	319,800
8,574	Staples, Inc.	119,093
21,683	Target Corp.	1,110,603
7,162	The Sherwin-Williams Co.	639,352
4,100	Tiffany & Co.	271,666
13,867	TJX Cos., Inc.	895,115
1,900	Tractor Supply Co.	133,285
15,353	Urban Outfitters, Inc.(a)	423,129
113,208	Wal Mart Stores, Inc.	6,765,310
23,338	Walgreen Co.	771,554
6,691	Whole Foods Market, Inc.	465,560

		31,166,526

	Schools — 0.0%
3,500	Devry, Inc.	134,610

COMMON STOCKS (cont.)
	Semiconductor Equipment — 0.9%
43,171	Aixtron	$548,667
243,400	Applied Materials, Inc.	2,606,814
5,300	ASML Holding NV - ADR	221,487
4,000	Linear Technology Corp.	120,120
178,000	Mediatek, Inc.	1,629,234
19,265	Xilinx, Inc.	617,636

		5,743,958

	Technology — 1.9%
8,995	Accenture PLC	478,804
42,200	Canon, Inc.	1,857,110
4,188	Cognizant Technology Solutions Corp.(a)	269,330
2,287	Exelis, Inc.	20,697
7,700	Goodrich Corp.	952,490
110,734	Intel Corp.	2,685,300
23,081	Juniper Networks, Inc.(a)	471,083
87,200	Life Technologies Corp.(a)	3,392,952
39,734	Maxim Integrated Products, Inc.	1,034,673
26,342	United Technologies Corp.	1,925,337

		13,087,776

	Telecommunication — 2.4%
11,701	American Tower Corp., Class A(a)	702,177
188,542	AT&T, Inc.	5,701,510
25,678	Broadcom Corp.	753,906
20,301	Corning, Inc.	263,507
6,829	Motorola Mobility Holdings, Inc.(a)	264,965
7,804	Motorola Solutions, Inc.	361,247
41,716	NeuStar, Inc., Class A(a)	1,425,436
45,578	Qualcomm, Inc.	2,493,117
17,400	SBA Communications Corp., Class A(a)	747,504
109,914	Sprint Nextel Corp.(a)	257,199
85,680	Verizon Communications, Inc.	3,437,481

		16,408,049

	Transportation — 2.6%
151	A.P. Moller - Maersk A/S	993,229
3,600	C.H. Robinson Worldwide, Inc.	251,208
13,539	CSX Corp.	285,131
341,035	Delta Air Lines, Inc.(a)	2,758,973
70,752	DSV A/S	1,264,339
2,051	Fedex Corp.	171,279
19,631	J.B. Hunt Transport Services, Inc.	884,769
7,400	Kansas City Southern(a)	503,274
8,455	Norfolk Southern Corp.	616,031
303,000	Pacific Basin Shipping Ltd.	120,980
52,724	Ryanair Holdings PLC - ADR(a)	1,468,891
369,196	Southwest Airlines Co.	3,160,318
13,082	Union Pacific Corp.	1,385,907
25,848	United Parcel Service, Inc., Class B	1,891,815
42,596	Werner Enterprises, Inc.	1,026,564

		16,782,708

	Waste Management — 0.0%
7,421	Waste Management, Inc.	242,741

	Total Common Stocks (Cost $584,915,606)	643,416,767

PREFERRED STOCKS — 0.5%
	Banks — 0.2%
61,043	Itau Unibanco Holding SA	1,132,958

	Metals & Mining — 0.3%
117,139	Vale SA	2,413,063

	Total Preferred Stocks (Cost $3,851,866)	3,546,021

The accompanying notes are an integral part of these financial statements.

schedule of investments (continued)

NEW COVENANT GROWTH FUND

December 31, 2011 (Unaudited)

Shares	Value

CASH EQUIVALENTS — 0.9%
5,987,056	JP Morgan Cash Trade Execution	$5,987,056

	Total Cash Equivalents (Cost $5,987,056)	5,987,056

TOTAL INVESTMENTS — 99.1%
(Cost $594,754,528)		$652,949,844
Other Assets in Excess of Liabilities — 0.9%		5,539,202

NET ASSETS — 100.0%		$658,489,046

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.

Abbreviations:
ADR	American Depository Receipt
PLC	Public Liability Company
GDR	Global Depository Receipt

Country Diversification: December 31, 2011

(Shown as a percentage of Investments)(Unaudited)

United States	75.2%
United Kingdom	2.5%
Switzerland	2.0%
Japan	1.8%
France	1.8%
Bermuda	1.6%
Canada	1.3%
Brazil	1.1%
Denmark	1.1%
Netherlands	1.1%
Other	10.5%

Total	100.0%

The accompanying notes are an integral part of these financial statements.

schedule of investments (continued)

NEW COVENANT INCOME FUND

December 31, 2011 (Unaudited)

Principal Amount	Value	Principal Amount	Value

ASSET BACKED SECURITIES — 5.4%
$2,000,000	AEP Texas Central Transition Funding LLC 2006-2 5.170%, 01/01/2020	$2,335,941
600,000	American Express Credit 2011-1 A 0.488%, 04/17/2017	600,658
647,903	Atlantic City Electric 2002-1 A-3 4.910%, 07/20/2017	691,042
550,000	Bayview Financial Trust 2007-A 6.205%, 05/28/2037	534,684
2,039,000	CenterPoint Energy Transition Bond Co. 2005-A3 5.090%, 08/01/2015	2,163,680
934,184	Centex Home Equity Trust 2005-C 5.048%, 06/25/2035	921,053
3,500,000	Citibank Credit Card Issuance Trust 2009-A2 1.828%, 05/15/2014	3,519,826
2,250,000	Consumers Funding LLC 2001-1 5.760%, 10/20/2016	2,573,380
635,006	Continental Airlines 2000-2 7.707%, 10/02/2022 (Acquired 09/23/2010 and 02/22/2011, Cost $693,882)(a)	680,218
594,548	Countrywide Asset-Backed Certificates 2005-1 5.030%, 07/25/2035	570,434
4,475,000	GE Capital Credit Master Note Trust 2007-4 0.328%, 06/15/2015	4,472,250
1,798,117	New Valley Generation I 2000-1 7.299%, 03/15/2019	2,173,474
	Union Pacific Raildroad Co.
1,834,703	2004-1, 5.404%, 07/02/2025	2,065,508
940,713	2002-1, 6.061%, 01/17/2023	1,067,022

	Total Asset Backed Securities (Cost $23,913,930)	24,369,170

CORPORATE BONDS — 24.2%
692,000	Aegon NV 4.750%, 06/01/2013	708,310
675,000	Allied Waste North America, Inc. 6.875%, 06/01/2017	714,618
600,000	America Movil SAB De CV 5.500%, 03/01/2014	647,452
2,196,748	American Airlines 5.250%, 07/31/2022	2,042,975
850,000	American Express Co. 8.125%, 05/20/2019	1,100,541
1,150,000	American Water Capital Corp. 6.085%, 10/15/2017	1,339,391
800,000	ANZ National International Ltd. 3.125%, 08/10/2015 (Acquired 08/03/2010, Cost $799,336)(a)	800,465
700,000	Arcelormittal SA 9.850%, 06/01/2019	779,591
1,000,000	Arden Realty LP 5.250%, 03/01/2015	1,062,837
1,000,000	ASIF Global Financing XIX 4.900%, 01/17/2013 (Acquired 05/26/2011, Cost $1,034,451)(a)	1,009,111
1,000,000	AT&T, Inc. 4.850%, 02/15/2014	1,078,417
550,000	Bank of America Funding Corp. 7.625%, 06/01/2019	569,621
1,000,000	Barclays Bank Plc 6.750%, 05/22/2019	1,110,253
600,000	BB&T Corp. 6.850%, 04/30/2019	733,229
375,000	BlackRock, Inc. 2.250%, 12/10/2012	380,156
	Burlington Northern and Santa Fe Railway Co.
1,549,479	5.140%, 01/15/2021	1,691,399
981,221	4.830%, 01/15/2023 (Acquired 09/01/2010 through 03/25/2011, Cost $1,066,119)(a)	1,085,123
894,050	Cal Dive International, Inc. 4.930%, 02/01/2027	1,034,589
1,627,600	Canal Barge Co., Inc. 4.500%, 11/12/2034	1,951,214
2,800,000	Carolina Power & Light Co. 6.500%, 07/15/2012	2,884,076
800,000	CBS Corp. 8.875%, 05/15/2019	1,028,974

CORPORATE BONDS (cont.)
	Citigroup, Inc.
$500,000	6.000%, 12/13/2013	$517,616
1,250,000	6.125%, 11/21/2017	1,335,687
403,000	5.375%, 08/09/2020	415,104
500,000	CNA Financial Corp. 5.875%, 08/15/2020	514,489
1,750,000	Commonwealth Edison Co. 6.150%, 09/15/2017	2,080,697
1,000,000	Computer Sciences Corp. 5.500%, 03/15/2013	995,250
1,590,221	Continental Airlines 6.545%, 02/02/2019	1,655,738
1,000,000	Cox Communications, Inc. 5.450%, 12/15/2014	1,110,791
1,250,899	CSX Transportation, Inc. 6.251%, 01/15/2023	1,511,277
1,961,862	CVS Caremark Corp. 6.036%, 12/10/2028	2,047,175
1,925,000	Delphi Financial Group, Inc. 7.875%, 01/31/2020	2,191,697
1,839,368	Delta Air Lines 6.200%, 07/02/2018	1,958,927
1,400,000	DIRECTV Holdings LLC 7.625%, 05/15/2016	1,487,126
1,500,000	Dominion Resources Inc. 2.879%, 09/30/2066	1,270,097
1,000,000	Energy Transfer Partners LP 5.950%, 02/01/2015	1,081,636
1,775,000	Entergy Louisiana LLC 6.500%, 09/01/2018	2,147,583
750,000	Enterprise Products Operating LLC 7.625%, 02/15/2012	754,751
600,000	Exelon Corp. 4.900%, 06/15/2015	647,002
1,497,303	FedEx Corp. 6.720%, 06/15/2023	1,770,561
2,700,000	Fifth Third Bancorp 6.250%, 05/01/2013	2,839,161
	General Electric Capital Corp.
1,990,000	5.625%, 05/01/2018	2,231,803
2,500,000	6.000%, 08/07/2019	2,876,025
1,695,000	Global Industries Ltd. 7.710%, 02/15/2025	2,068,520
	Goldman Sachs Group, Inc.
647,000	5.350%, 01/15/2016	663,867
1,000,000	5.950%, 01/18/2018	1,025,512
1,000,000	Home Depot, Inc. 5.400%, 03/01/2016	1,156,061
1,500,000	ING Bank NV 2.000%, 10/18/2013 (Acquired 05/20/2011, Cost $1,500,687)(a)	1,465,702
215,000	Investco Ltd. 5.375%, 12/15/2014	230,636
	JP Morgan Chase & Co.
1,500,000	2.125%, 06/22/2012	1,514,656
1,100,000	5.750%, 01/02/2013	1,141,351
650,000	Kookmin Bank 7.250%, 05/14/2014 (Acquired 08/24/2009, Cost $677,908)(a)	721,202
215,000	Korea Electric Power Corp. 7.750%, 04/01/2013	229,238
600,000	Kraft Foods, Inc. 4.125%, 02/09/2016	652,054
1,200,000	Liberty Mutual Group, Inc. 5.750%, 03/15/2014 (Acquired 05/19/2011, Cost $1,271,560)(a)	1,252,001
	Marsh & McLennan Cos., Inc.
1,000,000	6.250%, 03/15/2012	1,009,433
300,000	4.850%, 02/15/2013	309,615
1,352,000	Matson Navigation Co., Inc. 5.337%, 09/04/2028	1,585,977
	Merrill Lynch & Co.
1,000,000	6.050%, 08/15/2012	1,014,593
590,000	6.875%, 04/25/2018	582,437
1,000,000	MetLife, Inc. 5.000%, 06/15/2015	1,090,261
800,000	Metropolitan Life Global Funding 5.125%, 04/10/2013 (Acquired 06/26/2009 through 08/05/2010, Cost $815,557)(a)	835,965
1,000,000	Morgan Stanley 6.000%, 05/13/2014	1,010,265

The accompanying notes are an integral part of these financial statements.

schedule of investments (continued)

NEW COVENANT INCOME FUND

December 31, 2011 (Unaudited)

Principal Amount	Value	Principal Amount	Value

CORPORATE BONDS (cont.)
	National Australia Bank Ltd.
$535,000	3.750%, 03/02/2015 (Acquired 05/19/2011, Cost $1,271,560)(a)	$552,505
600,000	3.000%, 07/27/2016 (Acquired 07/27/2011, Cost $598,344)(a)	598,394
	National Rural Utility Corp.
1,825,000	5.450%, 02/01/2018	2,104,643
650,000	10.375%, 11/01/2018	936,430
400,000	Nationsbank Corp. 10.200%, 07/15/2015	428,822
600,000	Pemex Finance Ltd. 10.610%, 08/15/2017	737,677
656,295	Petrodrill Five Ltd. 4.390%, 04/15/2016	704,703
937,564	Petrodrill Four Ltd. 4.240%, 01/15/2016	991,792
500,000	Plum Creek Timberlands LP 5.875%, 11/15/2015	555,471
	PNC Funding Corp.
1,025,000	5.500%, 09/28/2012	1,053,222
510,000	5.125%, 02/08/2020	577,254
600,000	Principal Life Global Funding I 6.250%, 02/15/2012 (Acquired 08/25/2009, Cost $601,765)(a)	603,820
750,000	Prudential Financial, Inc. 5.100%, 09/20/2014	807,181
850,000	Prudential Holdings LLC 8.695%, 12/18/2023 (Acquired 11/09/2009 and 10/31/2011, Cost $941,526)(a)	1,070,018
750,000	Rio Tinto Finance USA Ltd. 5.200%, 11/02/2040	862,382
1,200,000	Santander US Debt SA Unipersonal 2.991%, 10/07/2013 (Acquired 09/27/2010, Cost $1,200,000)(a)	1,147,697
800,000	Sumitomo Mitsui Banking Corp. 2.150%, 07/22/2013 (Acquired 07/14/2010, Cost $799,696)(a)	812,550
816,000	TCI Communications, Inc. 8.750%, 08/01/2015	992,072
718,000	Teck Resources Ltd. 10.250%, 05/15/2016	826,438
875,000	Telecom Italia Capital SA 5.250%, 10/01/2015	803,327
1,000,000	Telefonica Emisiones S A U 6.421%, 06/20/2016	1,047,505
750,000	Time Warner Cable, Inc. 5.000%, 02/01/2020	823,100
	Time Warner, Inc.
915,000	5.875%, 11/15/2016	1,057,251
850,000	4.700%, 01/15/2021	916,906
2,290,000	Totem Ocean Trailer Express, Inc. 6.365%, 12/18/2027	3,031,035
775,000	UFJ Finance Aruba AEC 6.750%, 07/15/2013	828,435
1,500,000	USB Capital IX 3.500%, 04/15/2042	1,047,810
1,727,000	Vessel Management Services, Inc. 5.125%, 04/16/2035	1,997,680
1,000,000	Vodafone Group PLC 5.625%, 02/27/2017	1,162,453
300,000	Volkswagen International Finance NV 1.625%, 08/12/2013 (Acquired 11/05/2010, Cost $302,080)(a)	300,943
900,000	Wells Fargo & Co. 5.625%, 12/11/2017	1,026,886
850,000	Westpac Banking Corp. 4.200%, 02/27/2015	886,551
200,000	Williams Partners LP 7.250%, 02/01/2017	237,525
1,260,000	Xstrata Canada Corp. 7.350%, 06/05/2012	1,292,778

	Total Corporate Bonds (Cost $105,294,517)	109,575,137

FOREIGN GOVERNMENT AGENCY ISSUES — 0.2%
$1,000,000	Corporacion Andina De Fomento Note 3.750%, 01/15/2016	$1,020,408

	Total Foreign Government Agency Issues (Cost $1,007,760)	1,020,408

NON AGENCY MORTGAGE BACKED SECURITIES - 9.5%
780,677	American Home Mortgage Investment Trust 2005-1 7A1 2.801%, 06/25/2045	685,832
	Banc of America Commercial Mortgage
1,175,415	2004-3 A5, 5.544%, 06/10/2039	1,267,594
4,215,000	2006-3, 5.858%, 07/10/2044	4,082,419
5,235,000	2006-4, 5.675%, 07/10/2046	5,393,406
700,000	2007-1, 5.451%, 01/15/2049	763,417
403,000	2007-1 A3, 5.449%, 01/15/2049	424,952
	Bear Stearns Commercial Mortgage Securites
1,470,000	2007-PWR18, 6.187%, 06/13/2050	917,970
2,300,000	2005-PWR9, 4.871%, 09/11/2042	2,504,018
1,596,000	Citigroup Commercial Mortgage Trust 2008-C7 6.007%, 12/10/2049	821,460
1,950,000	Citigroup/Deutsche Bank Commercial Mortgage Trust A4 5.225%, 07/15/2044	2,164,101
2,350,000	Commercial Mortgage Pass Through Certificate 5.116%, 06/10/2044	2,586,438
1,125,761	Countrywide Alternative Loan Trust 2003-20CB 5.500%, 10/25/2033	1,186,737
1,205,000	Credit Suisse Mortgage Capital Certificate 2006-C1 AM 5.412%, 02/15/2039	1,226,847
1,632,097	Deutsche ALT-A Securities, Inc. Mortgage Loan Trust 005-3 5A5 5.250%, 06/25/2035	1,481,720
1,300,793	GE Capital Commercial Mortgage Corp. 2004-C1 4.596%, 11/10/2038	1,353,781
1,230,000	GMAC Commercial Mortgage Securities, Inc. 2004-C2 A4 5.301%, 08/10/2038	1,312,202
	JP Morgan Chase Commerical Mortgage Securities Corp.
550,000	2006-CIBC15 A4, 5.814%, 06/12/2043	596,835
2,310,000	2005-CIBC12 A4, 4.895%, 09/12/2037	2,529,688
3,770,000	LB-UBS Commercial Morgage Trust 2006-C6 AM 5.413%, 09/15/2039	3,812,827
393,399	MASTR Alernative Loans Trust 2004-2 4A1 5.000%, 02/25/2019	398,007
1,300,000	NCUA Guaranteed Notes Trust 2010-C1 2.900%, 10/29/2020	1,374,486
524,473	Residential Accredit Loans, Inc. 2004-QS5 A1 4.600%, 04/25/2034	509,957
261,321	Residential Asset Securitization Trust 2004-IP2 2.604%, 12/25/2034	225,364
839,711	Structured Adjustable Rate Mortgage Loan Trust 2004-3AC A2 1.618%, 03/25/2034	744,905
1,774,750	TBW Morgage Backed Pass-Through Certificates 2006-2 7A1 7.000%, 07/25/2036(D)	469,960
	Wachovia Bank Commercial Mortgage Trust
2,285,000	2004-C12 A4, 5.316%, 07/15/2041	2,458,994
1,500,000	2005-C22, 5.269%, 12/15/2044	1,657,026

	Total Non Agency Mortgage Backed Securities (Cost $43,656,588)	42,950,943

US GOVERNMENT AGENCIES — 46.5%
	Fannie Mae
1,603,013	6.183%, 02/01/2012	1,603,940
1,283,000	1.250%, 08/20/2013	1,301,483

The accompanying notes are an integral part of these financial statements.

schedule of investments (continued)

NEW COVENANT INCOME FUND

December 31, 2011 (Unaudited)

Principal Amount	Value	Principal Amount	Value

US GOVERNMENT AGENCIES (cont.)
	Fannie Mae (cont.)
$333,059	6.500%, 08/01/2017	$366,040
804,792	4.377%, 11/01/2019	894,725
2,136,953	4.530%, 12/01/2019	2,389,524
1,168,225	4.501%, 01/01/2020	1,290,970
2,112,365	4.600%, 04/01/2020	2,369,940
2,242,916	3.685%, 01/01/2021	2,412,466
1,141,963	5.000%, 01/01/2021	1,233,603
501,855	4.500%, 09/25/2024	519,711
1,717,669	4.000%, 06/01/2025	1,812,630
2,435,416	3.500%, 08/01/2026	2,549,845
185,576	4.500%, 07/25/2033	187,913
4,935,000	5.000%, 04/25/2034	5,302,343
2,992,718	5.500%, 09/01/2034	3,270,117
2,043,984	5.500%, 12/25/2034	2,271,702
1,840,244	5.500%, 02/01/2035	2,010,819
971,346	5.000%, 06/01/2035	1,050,606
4,838,951	5.000%, 07/01/2035	5,233,798
1,466,074	5.000%, 11/01/2035	1,585,244
363,665	5.494%, 01/01/2036	389,615
1,813,996	5.000%, 02/01/2036	1,961,447
2,566,750	5.000%, 03/01/2036	2,775,389
286,230	5.438%, 03/01/2036	306,174
3,229,670	5.500%, 04/01/2036	3,527,015
798,302	6.000%, 07/01/2037	880,031
1,037,668	6.000%, 09/01/2037	1,143,903
1,003,713	5.000%, 03/01/2038	1,085,143
718,585	5.500%, 05/01/2038	783,170
1,731,571	5.500%, 06/01/2038	1,887,202
574,176	5.500%, 08/01/2038	625,782
981,716	6.000%, 11/01/2038	1,081,916
954,524	4.500%, 03/01/2039	1,016,847
1,751,477	4.500%, 03/01/2040	1,865,836
1,093,908	5.000%, 03/01/2040	1,182,484
1,380,380	5.000%, 06/01/2040	1,493,015
139,846	5.000%, 06/01/2040	151,170
1,761,037	5.000%, 06/01/2040	1,904,734
2,924,231	4.000%, 08/01/2040	3,075,543
996,286	4.500%, 08/01/2040	1,061,336
4,584,039	4.000%, 02/01/2041	4,821,236
2,174,457	3.500%, 03/01/2041	2,238,946
2,192,029	4.000%, 09/01/2041	2,306,138
1,842,514	5.900%, 07/25/2042	2,054,726

		79,276,217

	Federal Home Loan Bank
1,000,000	0.875%, 08/22/2012	1,004,208

	Freddie Mac
1,450,000	1.125%, 07/27/2012	1,457,592
1,878,342	6.000%, 01/15/2017	1,913,441
2,000,000	3.750%, 03/27/2019	2,286,726
436,294	5.000%, 02/15/2020	437,643
1,423,641	5.000%, 12/01/2020	1,534,771
193,131	6.000%, 12/15/2021	196,392
655,484	5.000%, 05/01/2022	704,296
542,743	5.000%, 04/01/2024	582,227
796,579	5.000%, 03/15/2032	823,753
1,066,556	5.500%, 12/01/2036	1,160,084
199,716	5.000%, 08/01/2038	214,857
817,090	5.500%, 08/01/2038	887,848
962,148	5.500%, 11/01/2038	1,045,468
564,664	5.000%, 03/01/2039	607,475
1,739,020	5.000%, 02/01/2040	1,870,595
6,502,637	4.500%, 08/01/2040	6,896,433
7,533,229	4.500%, 08/01/2040	7,989,437
465,768	4.000%, 09/01/2040	489,359

		31,098,397

US GOVERNMENT AGENCIES (cont.)
	Ginnie Mae
$1,903,142	4.666%, 07/16/2031	$1,968,598
1,577,304	4.397%, 12/16/2032	1,680,731
96,210	4.430%, 04/16/2034	96,318
2,389,293	3.536%, 09/16/2035	2,501,235
358,437	5.500%, 02/20/2037	402,984
2,245,898	2.174%, 07/16/2038	2,287,041
1,283,329	4.500%, 07/20/2038	1,400,163
458,737	5.500%, 07/20/2038	515,032
1,908,216	4.000%, 09/20/2038	2,011,108
434,334	5.000%, 12/20/2038	469,502
1,209,503	5.500%, 01/15/2039	1,358,801
1,116,550	5.000%, 03/15/2039	1,238,184
1,925,000	3.489%, 03/16/2039	2,063,870
1,234,684	5.000%, 03/20/2039	1,334,655
1,701,677	3.853%, 02/16/2040	1,790,663
2,026,309	4.229%, 02/16/2040	2,157,005
3,888,950	4.500%, 05/20/2040	4,254,025
1,806,921	5.000%, 07/20/2040	2,000,713
2,040,327	4.500%, 01/20/2041	2,230,268
325,694	4.930%, 11/16/2044	330,295
2,106,614	4.650%, 12/20/2060	2,313,855
2,456,619	4.863%, 05/20/2061	2,729,223
2,446,549	4.826%, 06/20/2061	2,711,256
2,023,025	4.295%, 07/20/2061	2,218,583
2,092,027	4.697%, 09/20/2061	2,319,016

		44,383,124

	Small Business Administration
1,319,657	5.459%, 02/10/2017	1,428,956
563,646	5.250%, 09/01/2017	601,959
949,589	3.880%, 03/10/2019	1,009,785
1,186,764	4.620%, 03/10/2019	1,285,095
467,851	7.300%, 08/01/2019	518,843
711,731	7.300%, 09/01/2019	790,703
478,100	7.060%, 11/01/2019	531,580
896,604	5.310%, 08/01/2022	982,811
1,019,008	5.240%, 08/01/2023	1,131,330
1,535,690	4.890%, 12/01/2023	1,682,349
774,767	4.720%, 02/01/2024	845,330
877,076	4.770%, 04/01/2024	959,095
1,123,304	5.180%, 05/01/2024	1,239,720
1,650,814	5.170%, 08/01/2024	1,821,221
1,260,122	4.880%, 11/01/2024	1,384,292
1,576,851	4.625%, 02/01/2025	1,722,968
1,293,445	5.090%, 10/01/2025	1,432,555
1,780,286	5.350%, 02/01/2026	1,965,751
1,829,775	5.570%, 03/01/2026	2,065,859
1,198,719	5.870%, 05/01/2026	1,352,000
740,668	5.370%, 10/01/2026	828,599
1,772,039	5.120%, 12/01/2026	1,973,522
1,216,120	5.320%, 01/01/2027	1,359,124
1,934,149	5.230%, 03/01/2027	2,158,079
2,108,269	5.780%, 08/01/2027	2,401,645
1,296,090	5.490%, 03/01/2028	1,452,335
2,317,861	5.370%, 04/01/2028	2,585,545
1,853,331	5.490%, 05/01/2028	2,068,707
1,715,227	5.870%, 07/01/2028	1,960,503
1,364,933	5.600%, 09/01/2028	1,548,073
2,006,371	4.760%, 02/01/2029	2,209,203
1,508,712	4.660%, 03/01/2029	1,655,998
1,000,940	4.310%, 04/01/2029	1,086,583
1,755,531	4.950%, 06/01/2029	1,942,476
2,011,149	4.300%, 07/01/2029	2,199,246
2,087,650	4.200%, 09/01/2029	2,300,052

		54,481,892

	Total US Government Agencies (Cost $201,055,259)	210,243,838

The accompanying notes are an integral part of these financial statements.

schedule of investments (continued)

NEW COVENANT INCOME FUND

December 31, 2011 (Unaudited)

Principal Amount	Value	Shares	Value

OTHER AGENCY SECURITIES — 0.5%
$1,250,000	Federal Farm Credit Bank 3.000%, 09/22/2014	$1,330,601
850,000	Private Export Funding Corp. 4.550%, 05/15/2015	955,682

	Total Other Securities (Cost $2,141,283)	2,286,283

MUNICIPAL BONDS — 0.4%
1,500,000	Dallas Indepdendent School District 4.950%, 02/15/2022	1,727,745

	Total Municipal Bonds (Cost $1,513,958)	1,727,745

U.S. TREASURY OBLIGATIONS — 9.7%
9,025,000	U.S. Treasury Bond 6.250%, 08/15/2023	12,918,439
28,925,000	U.S. Treasury Note 2.375%, 07/31/2017	31,092,119

	Total U.S. Treasury Obligations (Cost $41,369,812)	44,010,558

CASH EQUIVALENTS — 3.4%
15,187,035	JP Morgan Cash Trade Execution	$15,187,035

	Total Cash Equivalents (Cost $15,187,035)	15,187,035

TOTAL INVESTMENTS — 99.8%
(Cost $435,140,142)		$451,371,117
Other Assets in Excess of Liabilities — 0.2%		1,347,369

NET ASSETS — 100.0%		$452,718,486

Percentages are stated as a percent of net assets.
Footnotes:
(a)	Security exempt from registration under Rule 144A under the Securities Act of 1933 or otherwise restricted as to resale. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Adviser, using procedures approved by the Board of Trustees, has deemed these securities to be liquid. The value of these securities totals $12,935,714, which represents 2.86% of total net assets.
(D)	In default.

Abbreviations:
LP Limited Partnership
PLC Public Liability Company

The accompanying notes are an integral part of these financial statements.

schedule of investments (continued)

NEW COVENANT BALANCED GROWTH FUND

December 31, 2011 (Unaudited)

Shares		Value

INVESTMENT COMPANIES — 98.9%
5,270,865	New Covenant Growth Fund(a)	$156,860,928
4,058,035	New Covenant Income Fund(a)	93,415,974

	Total Investment Companies (Cost $229,120,408)	250,276,902

CASH EQUIVALENTS — 1.1%
2,815,794	JP Morgan Cash Trade Execution	2,815,794

	Total Cash Equivalents (Cost $2,815,794)	2,815,794

TOTAL INVESTMENTS — 100.0%
(Cost $231,936,202)		$253,092,696
Other Assets in Excess of Liabilities — 0.0%		51,102

NET ASSETS — 100.0%		$253,143,798

Percentages are stated as a percent of net assets.
Footnotes:
(a) Investment in affiliate.

NEW COVENANT BALANCED INCOME FUND

December 31, 2011 (Unaudited)

Shares		Value

INVESTMENT COMPANIES — 98.6%
1,092,159	New Covenant Growth Fund(a)	$32,502,638
2,221,474	New Covenant Income Fund(a)	51,138,342

	Total Investment Companies (Cost $78,084,826)	83,640,980

CASH EQUIVALENTS — 1.4%
1,171,529	JP Morgan Cash Trade Execution	1,171,529

	Total Cash Equivalents (Cost $1,171,529)	1,171,529

TOTAL INVESTMENTS — 100.0% (Cost $79,256,355)		$84,812,509
Other Assets in Excess of Liabilities — 0.0%		15,923

NET ASSETS — 100.0%		$84,828,432

Percentages are stated as a percent of net assets.
Footnotes:
(a) Investment in affiliate.

The accompanying notes are an integral part of these financial statements.

statements of assets and liabilities

NEW COVENANT FUNDS

December 31, 2011

(Unaudited)

	Growth Fund	Income Fund	Balanced Growth Fund	Balanced Income Fund

ASSETS:
Investments, at value(1)
Unaffiliated issuers	$652,949,844	$451,371,117	$2,815,794	$1,171,529
Affiliated issuers	—	—	250,276,902	83,640,980
Cash	4,070,762	—	—	—
Cash denominated in foreign currency, at value(2)	922,425	—	—	—
Receivable for investments sold	1,220,044	—	—	—
Receivable for shares issued	103,855	45,753	99,308	8,664
Dividends and interest receivable	878,510	4,012,291	55,841	30,569
Prepaid expenses and other assets	34,110	29,676	22,918	15,888

Total Assets	660,179,550	455,458,837	253,270,763	84,867,630

LIABILITIES:
Payable for investments purchased	1,058,070	2,166,835	—	—
Payable for shares redeemed	1,835	413	49,898	2,953
Distribution payable	—	250,519	—	—
Accrued expense and other payables:
Investment advisory, net	482,477	247,931	—	—
Administration	25,067	15,921	9,208	3,277
Shareholder service	490	13	337	20
Transfer agent	14,397	10,540	23,137	10,775
Accounting	25,804	19,248	5,140	1,704
Chief compliance officer	4,620	2,368	1,658	505
Audit	32,812	22,292	11,859	7,698
Other	44,932	4,271	25,728	12,266

Total Liabilities	1,690,504	2,740,351	126,965	39,198

NET ASSETS	$658,489,046	$452,718,486	$253,143,798	$84,828,432

NET ASSETS consist of:
Capital stock	679,522,978	503,135,951	261,105,661	85,117,705
Accumulated undistributed net investment income/(loss)	(596,305)	(81,842)	908,126	29,485
Accumulated undistributed net realized loss on investments and foreign currency transactions	(78,593,801)	(66,566,598)	(30,026,483)	(5,874,912)
Net unrealized appreciation on investments and translation of assets and liabilities denominated in foreign currency	58,156,174	16,230,975	21,156,494	5,556,154

Net Assets	$658,489,046	$452,718,486	$253,143,798	$84,828,432

Shares Outstanding	22,129,052	19,647,204	3,220,245	4,595,477
Net asset value, offering price and redemption price per share	$29.76	$23.04	$78.61	$18.46

(1) Cost of Investments
Unaffiliated issuers	$594,754,528	$435,140,142	$2,815,794	$1,171,529
Affiliated issuers	—	—	229,120,408	78,084,826

(2) Cost of foreign currency	$965,989	—	—	—

The accompanying notes to financial statements are an integral part of this statement.

statements of operations

NEW COVENANT FUNDS

For the Six Months Ended December 31, 2011

(Unaudited)

	Growth Fund	Income Fund	Balanced Growth Fund	Balanced Income Fund

INVESTMENT INCOME:
Dividend income
Unaffiliated issuers	$6,514,796	$—	$—	$—
Affiliated issuers	—	—	2,938,819	1,322,731
Less: Foreign withholding tax	(160,130)	—	—	—
Interest income	20	8,132,891	5	2
Securities Lending Income, net	36,774	4,426	—	—

Total Investment Income	6,391,460	8,137,317	2,938,824	1,322,733

EXPENSES:
Investment advisory	2,875,674	1,470,588	—	—
Shareholder servicing fees	276	70	357	119
Transfer agent	48,092	36,144	57,180	25,124
Accounting	79,828	56,680	16,072	5,388
Administration	71,332	47,880	27,108	9,336
Custodian	47,644	3,312	15	44
Chief compliance officer	13,208	8,736	4,996	1,716
Legal	56,056	35,932	21,036	7,400
Printing & Mailing	14,268	10,480	18,416	8,748
Other	73,360	58,752	36,172	26,184

TOTAL EXPENSES	3,279,738	1,728,574	181,352	84,059

NET INVESTMENT INCOME	3,111,722	6,408,743	2,757,472	1,238,674

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS:
Net realized gain/(loss) on investments from sales of:
Unaffiliated issuers	19,226,139	2,681,312	—	—
Affiliated issuers	—	—	(828,917)	(443,235)
Foreign currency transactions	(4,824)	—	—	—
Change in net unrealized appreciation on investments and foreign currency transactions	(78,428,928)	4,529,698	(12,061,505)	(2,076,176)

Net gain/(loss) on Investments	(59,207,613)	7,211,010	(12,890,422)	(2,519,411)

NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(56,095,891)	$13,619,753	$(10,132,950)	$(1,280,737)

The accompanying notes are an integral part of these financial statements.

statements of changes in net assets

NEW COVENANT FUNDS

	Growth Fund		Income Fund
	For the period ended December 31, 2011 (Unaudited)	For the year ended June 30, 2011	For the period ended December 31, 2011 (Unaudited)	For the year ended June 30, 2011

OPERATIONS:
Net investment income	$3,111,722	$5,500,991	$6,408,743	$12,188,416
Net realized gain on investment and foreign currency transactions	19,221,315	62,366,578	2,681,312	3,918,432
Change in net unrealized appreciation on investments and translation of assets and liabilities in foreign currency	(78,428,928)	115,171,998	4,529,698	860,696

Net increase/(decrease) in net assets resulting from operations	(56,095,891)	183,039,567	13,619,753	16,967,544

DISTRIBUTIONS:
From net investment Income	(4,023,491)	(5,337,270)	(9,716,120)	(11,860,430)
Return of capital	—	—	—	—

Total Distributions	(4,023,491)	(5,337,270)	(9,716,120)	(11,860,430)

CAPITAL STOCK TRANSACTIONS:
Proceeds from shares issued	23,698,263	16,985,124	20,801,059	81,373,019
Proceeds from distributions reinvested	327,695	427,024	696,393	795,820
Cost of shares redeemed	(27,050,441)	(98,404,338)	(27,819,058)	(33,875,599)

Net increase/(decrease) from capital stock transactions	(3,024,483)	(80,992,190)	(6,321,606)	48,293,240

Total Increase/(Decrease) in Net Assets	(63,143,865)	96,710,107	(2,417,973)	53,400,354

NET ASSETS:
Beginning of period	721,632,911	624,922,804	455,136,459	401,736,105

End of period	$658,489,046	$721,632,911	$452,718,486	$455,136,459

Accumulated undistributed net investment income/(loss)	$(596,305)	$315,464	$(81,842)	$3,225,535

CAPITAL SHARE TRANSACTIONS:
Shares sold	833,754	580,434	903,966	3,575,364
Issued to shareholders in reinvestment of dividends	11,534	13,977	30,329	35,229
Shares redeemed	(899,926)	(3,300,351)	(1,207,205)	(1,490,289)

Net increase/(decrease) from capital stock transactions	(54,638)	(2,705,940)	(272,910)	2,120,304

The accompanying notes are an integral part of these financial statements.

statements of changes in net assets

NEW COVENANT FUNDS

	Balanced Growth Fund				Balanced Income Fund
	For the period ended December 31, 2011 (Unaudited)		For the year ended June 30, 2011		For the period ended December 31, 2011 (Unaudited)		For the year ended June 30, 2011

OPERATIONS:
Net investment income	$2,757,472		$3,263,544		$1,238,674		$1,498,170
Net realized gain/(loss) on investment and foreign currency transactions	(828,917	)(1)	(934,585	)(1)	(443,235	)(1)	342,006 (1)
Change in net unrealized appreciation on investments and translation of assets and liabilities in foreign currency	(12,061,505)		44,185,018		(2,076,176)		9,161,781

Net increase/(decrease) in net assets resulting from operations	(10,132,950)		46,513,977		(1,280,737)		11,001,957

DISTRIBUTIONS:
From net investment Income	(1,994,200)		(3,263,544)		(1,238,216)		(1,498,170)
Return of capital	—		(2,190)		—		(11,222)

Total Distributions	(1,994,200)		(3,265,734)		(1,238,216)		(1,509,392)

CAPITAL STOCK TRANSACTIONS:
Proceeds from shares issued	7,429,416		18,650,705		2,210,742		5,500,475
Proceeds from distributions reinvested	1,577,715		2,591,379		799,279		984,674
Cost of shares redeemed	(15,050,171)		(30,680,463)		(7,793,556)		(8,883,560)

Net (decrease) from capital stock transactions	(6,043,040)		(9,438,379)		(4,783,535)		(2,398,411)

Total Increase/(Decrease) in Net Assets	(18,170,190)		33,809,864		(7,302,488)		7,094,154

NET ASSETS:
Beginning of period	271,313,988		237,504,124		92,130,920		85,036,766

End of period	$253,143,798		$271,313,988		$84,828,432		$92,130,920

Accumulated undistributed net investment income	$908,126		$144,854		$29,485		$29,027

CAPITAL SHARE TRANSACTIONS:
Shares sold	96,256		235,655		97,666		301,020
Issued to shareholders in reinvestment of dividends	20,828		32,728		65,298		53,690
Shares redeemed	(192,258)		(391,875)		(424,219)		(483,596)

Net (decrease) from capital stock transactions	(75,174)		(123,492)		(261,255)		(128,886)

(1)	Represents realized gains (losses) from investment transactions with affiliates

The accompanying notes are an integral part of these financial statements.

financial highlights

NEW COVENANT FUNDS

For a Fund share outstanding throughout the period
	Growth Fund
	For the period ended December 31, 2011(1)	For the year ended June 30, 2011	For the year ended June 30, 2010	For the year ended June 30, 2009	For the year ended June 30, 2008	For the year ended June 30, 2007

Net Asset Value, Beginning of Period	$32.53	$25.11	$22.68	$31.95	$38.90	$32.76

INVESTMENT ACTIVITIES:
Net investment income	0.14	0.24	0.21	0.29	0.26	0.26
Net realized and unrealized gain/(loss) on investments and foreign currency transactions	(2.73)	7.41	2.43	(9.29)	(4.98)	6.17

Total from investment activities	(2.59)	7.65	2.64	(9.00)	(4.72)	6.43

DIVIDENDS
Net investment income	(0.18)	(0.23)	(0.18)	(0.25)	(0.24)	(0.29)
Net realized gains	—	—	—	—	(1.97)	—
Tax return of capital	—	—	(0.03)	(0.02)	(0.02)	—

Total dividends	(0.18)	(0.23)	(0.21)	(0.27)	(2.23)	(0.29)

Change in net asset value per share	(2.77)	7.42	2.43	(9.27)	(6.95)	6.14

Net Asset Value, End of Period	$29.76	$32.53	$25.11	$22.68	$31.95	$38.90

Total Return	(7.93)%	30.54%	11.54%	(28.16)%	(12.61)%	19.68%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$658,489	$721,633	$624,923	$598,209	$836,086	$1,033,536
Ratio of net expenses to average net assets	0.99%	1.08%	1.19%	1.12%	1.10%	1.08%
Ratio of net expenses to average net assets, excluding waivers	0.99%	1.12%	1.29%	1.30%	1.29%	1.28%
Ratio of net investment income to average net assets	0.94%	0.78%	0.68%	1.15%	0.73%	0.73%
Ratio of net investment income to average net assets, excluding waivers	0.94%	0.73%	0.57%	0.97%	0.54%	0.53%
Portfolio turnover rate	27%	44%	81%	94%	65%	65%

(1)	Unaudited

The accompanying notes are an integral part of these financial statements.

financial highlights

NEW COVENANT FUNDS

For a Fund share outstanding throughout the period
	Income Fund
	For the period ended December 31, 2011(2)	For the year ended June 30, 2011	For the year ended June 30, 2010	For the year ended June 30, 2009	For the year ended June 30, 2008	For the year ended June 30, 2007

Net Asset Value, Beginning of Period	$22.85	$22.57	$20.93	$23.73	$24.52	$24.28

INVESTMENT ACTIVITIES:
Net investment income	0.33	0.62	0.81	1.11	1.16	1.12
Net realized and unrealized gain/(loss) on investments and foreign currency transactions	0.36	0.27	1.62	(2.79)	(0.81)	0.25

Total from investment activities	0.69	0.89	2.43	(1.68)	0.35	1.37

DIVIDENDS
Net investment income	(0.50)	(0.61)	(0.79)	(1.12)	(1.14)	(1.13)
Net realized gains	—	—	—	—	—	—
Tax return of capital	—	—	—	—	—	— (1)

Total dividends	(0.50)	(0.61)	(0.79)	(1.12)	(1.14)	(1.13)

Change in net asset value per share	0.19	0.28	1.64	(2.80)	(0.79)	0.24

Net Asset Value, End of Period	$23.04	$22.85	$22.57	$20.93	$23.73	$24.52

Total Return	3.03%	4.00%	11.72%	(6.90)%	1.36%	5.65%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$452,718	$455,136	$401,736	$373,446	$496,325	$537,345
Ratio of net expenses to average net assets	0.76%	0.83%	0.87%	0.86%	0.85%	0.84%
Ratio of net expenses to average net assets, excluding waivers	0.76%	0.89%	1.03%	1.02%	1.01%	1.01%
Ratio of net investment income to average net assets	2.82%	2.76%	3.68%	5.15%	4.70%	4.49%
Ratio of net investment income to average net assets, excluding waivers	2.82%	2.70%	3.52%	4.99%	4.54%	4.32%
Portfolio turnover rate	13%	38%	76%	230%	170%	258%

(1)	Less than $0.005.
(2)	Unaudited

The accompanying notes are an integral part of these financial statements.

financial highlights

NEW COVENANT FUNDS

For a Fund share outstanding throughout the period
	Balanced Growth Fund
	For the period ended December 31, 2011(2)	For the year ended June 30, 2011	For the year ended June 30, 2010	For the year ended June 30, 2009	For the year ended June 30, 2008	For the year ended June 30, 2007

Net Asset Value, Beginning of Period	$82.33	$69.47	$63.31	$82.49	$90.86	$81.30

INVESTMENT ACTIVITIES:
Net investment income	0.85	0.99	1.11	1.70	1.83	1.83
Net realized and unrealized gain/(loss) on investments and foreign currency transactions	(3.96)	12.86	6.16	(18.25)	(8.37)	9.56

Total from investment activities	(3.11)	13.85	7.27	(16.55)	(6.54)	11.39

DIVIDENDS
Net investment income	(0.61)	(0.99)	(1.06)	(1.69)	(1.83)	(1.83)
Net realized gains	—	—	—	(0.93)	—	—
Tax return of capital	—	— (1)	(0.05)	(0.01)	—	—

Total dividends	(0.61)	(0.99)	(1.11)	(2.63)	(1.83)	(1.83)

Change in net asset value per share	(3.72)	12.86	6.16	(19.18)	(8.37)	9.56

Net Asset Value, End of Period	$78.61	$82.33	$69.47	$63.31	$82.49	$90.86

Total Return	(3.74)%	19.99%	11.43%	(19.96)%	(7.26)%	14.11%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$253,144	$271,314	$237,504	$221,070	$305,294	$353,344
Ratio of net expenses to average net assets	0.14%	0.18%	0.23%	0.13%	0.15%	0.12%
Ratio of net expenses to average net assets, excluding waivers	0.14%	0.26%	0.40%	0.37%	0.39%	0.37%
Ratio of net investment income to average net assets	2.16%	1.25%	1.56%	2.56%	2.07%	2.11%
Ratio of net investment income to average net assets, excluding waivers	2.16%	1.16%	1.39%	2.32%	1.83%	1.86%
Portfolio turnover rate	7%	8%	7%	7%	17%	7%

(1)	Less than $0.005.
(2)	Unaudited

The accompanying notes are an integral part of these financial statements.

financial highlights

NEW COVENANT FUNDS

For a Fund share outstanding throughout the period
	Balanced Income Fund
	For the period ended December 31, 2011(2)	For the year ended June 30, 2011	For the year ended June 30, 2010	For the year ended June 30, 2009	For the year ended June 30, 2008	For the year ended June 30, 2007

Net Asset Value, Beginning of Period	$18.97	$17.06	$15.66	$19.01	$20.40	$18.99

INVESTMENT ACTIVITIES:
Net investment income	0.27	0.31	0.38	0.56	0.60	0.59
Net realized and unrealized gain/(loss) on investments and foreign currency transactions	(0.51)	1.91	1.39	(3.35)	(1.39)	1.41

Total from investment activities	(0.24)	2.22	1.77	(2.79)	(0.79)	2.00

DIVIDENDS
Net investment income	(0.27)	(0.31)	(0.36)	(0.55)	(0.60)	(0.59)
Net realized gains	—	—	—	—	—	—
Tax return of capital	—	— (1)	(0.01)	(0.01)	—	— (1)

Total dividends	(0.27)	(0.31)	(0.37)	(0.56)	(0.60)	(0.59)

Change in net asset value per share	(0.51)	1.91	1.40	(3.35)	(1.39)	1.41

Net Asset Value, End of Period	$18.46	$18.97	$17.06	$15.66	$19.01	$20.40

Total Return	(1.25)%	13.07%	11.31%	(14.60)%	(3.95)%	10.65%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$84,828	$92,131	$85,037	$78,665	$102,657	$121,855
Ratio of net expenses to average net assets	0.19%	0.22%	0.24%	0.16%	0.20%	0.15%
Ratio of net expenses to average net assets, excluding waivers	0.19%	0.30%	0.40%	0.40%	0.44%	0.40%
Ratio of net investment income to average net assets	2.86%	1.65%	2.17%	3.47%	2.97%	2.95%
Ratio of net investment income to average net assets, excluding waivers	2.86%	1.57%	2.01%	3.23%	2.73%	2.70%
Portfolio turnover rate	2%	8%	7%	10%	10%	7%

(1)	Less than $0.005.
(2)	Unaudited

The accompanying notes are an integral part of these financial statements.

notes to financial statements

NEW COVENANT FUNDS

December 31, 2011 (Unaudited)

1. Organization

New Covenant Funds (the “Trust”), an open-end, diversified management investment company, was organized as a Delaware statutory trust on September 30, 1998. It currently consists of four investment funds: New Covenant Growth Fund (“Growth Fund”), New Covenant Income Fund (“Income Fund”), New Covenant Balanced Growth Fund (“Balanced Growth Fund”), and New Covenant Balanced Income Fund (“Balanced Income Fund”), (individually, a “Fund,” and collectively, the “Funds”). The Funds commenced operations on July 1, 1999. The Trust’s authorized capital consists of an unlimited number of shares of beneficial interest of $0.001 par value. The Funds’ investment adviser is One Compass Advisors, a wholly owned subsidiary of the Presbyterian Church (U.S.A.) Foundation (the “Adviser”).

The objectives of the Funds are as follows:

Growth Fund	Long-term capital appreciation. Dividend income, if any, will be incidental.

Income Fund	High level of current income with preservation of capital.

Balanced Growth Fund	Capital appreciation with less risk than would be present in a portfolio of only common stocks.

Balanced Income Fund	Current income and long-term growth of capital.

2. Significant Accounting Policies

The preparation of financial statements in conformity with accounting principles generally accepted in the United States (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with GAAP.

Portfolio Valuation:    Fund investments are recorded at market value. Portfolio securities listed on a domestic or foreign exchange are valued at the last sale price on the day of valuation or, if there was no sale that day, at the mean of the last reported bid and ask prices as of the close of trading. Equity securities traded on NASDAQ use the official closing price. Equity securities which are traded in the over-the-counter market only, but which are not included on NASDAQ, are valued at the mean between the last preceding bid and ask prices. Debt securities with a remaining maturity of sixty days or more are valued by a pricing service using valuation methods such as matrix pricing as well as market transactions and dealer quotations. Debt securities with a remaining maturity of less than sixty days are valued at amortized cost, which approximates market value. Open-end funds are valued at net asset value. Closed-end funds and exchange-traded funds are valued at market value. All other assets and securities with no readily determinable market values are valued using procedures adopted by the Board of Trustees. Factors used in determining fair value include, but are not limited to: type of security or asset, fundamental analytical data relating to the investment in the security, evaluation of the forces that influence the market in which the security is purchased and sold, and information as to any transactions or offers with respect to the security. As of December 31, 2011, the Funds did not hold any securities for which market quotations were not readily available.

Foreign securities traded outside the United States are generally valued as of the time their trading is complete, which is usually different from the close of the New York Stock Exchange (“NYSE”). Occasionally, events affecting the value of such securities may occur between such times and the close of the NYSE that will not be reflected in the security’s market value. If events materially affecting the value of such securities occur during such period, these securities will be valued at their fair value according to procedures adopted by the Board of Trustees. All securities and other assets of a Fund initially expressed in foreign currencies will be converted to U.S. dollar values at the foreign exchange rate every business day, generally at 4:00 PM ET.

Valuation adjustments may be applied to certain common and preferred stocks that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the close of the NYSE. These securities are generally valued using pricing service providers that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

As of December 31, 2011, the Growth Fund had securities with market values of $95,374,001 that represents 14.48% of the Fund’s net assets that were fair valued using these valuation adjustments.

In May 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-04 Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. ASU No. 2011-04 amends ASC 820, Fair Value Measurements and Disclosures to require additional disclosures regarding fair value measurements.

notes to financial statements

NEW COVENANT FUNDS

December 31, 2011 (Unaudited)

Effective for fiscal years beginning after December 15, 2011, and for interim periods within those fiscal years, entities will need to disclose the following:

1)	the amounts of any transfers between Level 1 and Level 2 and the reasons for those transfers, and

2)	for Level 3 fair value measurements, quantitative information about the significant unobservable inputs used, a description of the entity’s valuation processes, and a narrative description of the sensitivity of the fair value measurement to changes in the unobservable inputs and the interrelationship between inputs.

Management is currently evaluating the impact ASU No. 2011-04 will have on the Funds’ financial statement disclosures.

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and each Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of each Fund’s investments and are summarized in the following fair value hierarchy:

Level 1 — Quoted prices in active markets for identical securities.

Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, current discount rates, prepayment speeds, credit quality, yields for comparable securities, and trading volume).

Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of December 31, 2011, in valuing each Fund’s investments carried at fair value:

Growth Fund	Level 1	Level 2	Level 3	Total Market Value
Equity
Consumer Discretionary	$64,198,124	$10,028,729	$—	$74,226,853
Consumer Staples	59,949,228	11,195,265	—	71,144,493
Energy	59,831,797	12,200,245	—	72,032,042
Financials	73,991,752	17,136,448	—	91,128,200
Health Care	72,776,463	4,084,070	—	76,860,533
Industrials	42,457,874	20,155,324	—	62,613,198
Information Technology	115,126,851	10,192,998	—	125,319,849
Materials	31,334,292	10,380,922	—	41,715,214
Telecommunication Services	10,845,871	—	—	10,845,871
Utilities	21,076,535	—	—	21,076,535
Total Equity	$551,588,787	$95,374,001	$—	$646,962,788
Short-Term Investments	$5,987,056	$—	$—	$5,987,056
Total Investment in Securities	$557,575,843	$95,374,001	$—	$652,949,844

Income Fund	Level 1	Level 2	Level 3	Total Market Value
Fixed Income
U.S. Government Agencies	$—	$210,243,838	$—	$210,243,838
Corporate Bonds	—	109,575,137	—	109,575,137
Non-Agency Mortgage Backed Securities	—	42,950,943	—	42,950,943
U.S. Treasury Obligations	—	44,010,558	—	44,010,558
Asset-Backed Securities	—	24,369,170	—	24,369,170
Municipal Bonds	—	1,727,745	—	1,727,745
Foreign Government Agency Issues	—	1,020,408	—	1,020,408
Other Agency Securities	—	2,286,283	—	2,286,283
Total Fixed Income	$—	$436,184,082	$—	$436,184,082
Short-Term Investments	$15,187,035	$—	$—	$15,187,035
Total Investment in Securities	$15,187,035	$436,184,082	$—	$451,371,117

notes to financial statements

NEW COVENANT FUNDS

December 31, 2011 (Unaudited)

Balanced Growth Fund	Level 1	Level 2	Level 3	Total Market Value
Equity
Investment Companies	$250,276,902	$—	$—	$250,276,902
Total Equity	$250,276,902	$—	$—	$250,276,902
Short-Term Investments	$2,815,794	$—	$—	$2,815,794
Total Investment in Securities	$253,092,696	$—	$—	$253,092,696

Balanced Income Fund	Level 1	Level 2	Level 3	Total Market Value
Equity
Investment Companies	$83,640,980	$—	$—	$83,640,980
Total Equity	$83,640,980	$—	$—	$83,640,980
Short-Term Investments	$1,171,529	$—	$—	$1,171,529
Total Investment in Securities	$84,812,509	$—	$—	$84,812,509

The following transfer schedule indicates the differences in the fair value hierarchy at December 31, 2011 compared to June 30, 2011:

Fair Value Transfers

New Covenant Growth Fund

Transfers into Level 1	$1,360,388
Transfers out of Level 1	(95,374,001)
Net Transfers into Level 1	$(94,013,613)

Transfers into Level 2	$95,374,001
Transfers out of Level 2	(1,360,388)
Net Transfers out of Level 2	$94,013,613

Transfers were made out of Level 2 due to securities trading on an exchange. Transfers were made out of Level 1 due to securities being fair valued by a pricing service provider.

There were no transfers between Levels for the New Covenant Income Fund, New Covenant Balanced Growth Fund and New Covenant Balanced Income Fund.

Transfers between Levels are recognized at the end of the reporting period.

Securities Transactions and Investment Income:    During the period, security transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, however, security transactions are accounted for on trade date on the last business day of the reporting period. Securities sold are determined on a specific identification basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premium or accretion of discount for both financial reporting and tax purposes. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Foreign Currency Translation:    The books and records of the Funds are maintained in U.S. dollars. Investment valuation and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investments and income and expenses are converted into U.S. dollars based upon exchange rates prevailing on the respective dates of such transactions. That portion of unrealized gains or losses on investments due to fluctuations in foreign currency exchange rates is not separately disclosed. The Funds report gains and losses on foreign currency related transactions as realized and unrealized gains and losses for financial reporting purposes, whereas such gains and losses are treated as ordinary income or loss for U.S. federal income tax purposes.

Loans of Portfolio Securities:    The Growth Fund and the Income Fund may lend their securities pursuant to a securities lending agreement (“Lending Agreement”) with JPMorgan Chase Bank, N.A. (“JPMorgan”). Security loans made pursuant to the Lending Agreement are required at all times to be secured by collateral valued at least equal to 102% of the market value of the securities loaned. Cash collateral received is invested by JPMorgan pursuant to the terms of the Lending Agreement. All such investments are made at the risk of the Funds and, as such, the Funds are liable for investment losses. To the extent a loan is notes to financial statements

NEW COVENANT FUNDS

December 31, 2011 (Unaudited)

secured by non-cash collateral, the borrower is required to pay a loan premium. Non-cash collateral received cannot be sold or repledged. Net income earned on the investment of cash collateral and loan premiums received on non-cash collateral are allocated between JPMorgan and the Funds in accordance with the Lending Agreement.

As of December 31, 2011 the Growth Fund and Income Fund did not participate in securities lending.

Repurchase Agreements:    The Funds may enter into repurchase agreements which are secured by obligations of the U.S. government with a bank, broker-dealer or other financial institution. Each repurchase agreement is at least 102% collateralized and marked-to-market. However, in the event of default or bankruptcy by the counterparty to the repurchase agreement, realization of the collateral may by subject to certain costs, losses or delays. As of December 31, 2011, none of the Funds held repurchase agreements.

In April 2011, the FASB issued ASU No. 2011-03 Reconsideration of Effective Control for Repurchase Agreements. ASU No. 2011-03 amends ASC 860, Transfers and Servicing in relation to the accounting for repurchase agreements and similar agreements that both entitle and obligate a transferor to repurchase or redeem financial assets before their maturity. ASU No. 2011-03 modifies the criteria for determining effective control of transferred assets and as a result certain agreements may now be accounted for as secured borrowings. ASU No. 2011-03 is effective prospectively for new transfers and existing transactions that are modified in the first interim or annual period beginning on or after December 15, 2011. At this time, management is evaluating the implications of this change and its impact on the financial statements has not been determined.

Forward Commitments, When-Issued Securities and Delayed-Delivery Transactions:    The Growth Fund and the Income Fund may purchase or sell securities on a when-issued or delayed-delivery basis and make contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time. Debt securities are often issued on that basis. No income will accrue on securities purchased on a when-issued or delayed-delivery basis until the securities are delivered. Securities purchased or sold on a when-issued, delayed-delivery or forward-commitment basis involve a risk of loss if the value of the security to be purchased declines prior to settlement date. Although the Funds would generally purchase securities on a when-issued, delayed-delivery or forward-commitment basis with the intention of acquiring the securities, the Funds may dispose of such securities prior to settlement if the Adviser or applicable sub-adviser deems it appropriate to do so. The Funds will normally realize a capital gain or loss in connection with these transactions.

When the Funds purchase securities on a when-issued, delayed-delivery or forward-commitment basis, the Funds will maintain cash, U.S. government securities or other liquid portfolio securities having a value (determined daily) at least equal to the amount of the Funds’ purchase commitments. In the case of a forward commitment to sell portfolio securities, the custodian will hold the portfolio securities in a segregated account while the commitment is outstanding. These procedures are designed to ensure that the Funds will maintain sufficient assets at all times to cover their obligations under when-issued purchases, forward commitments and delayed-delivery transactions.

Dividends and Distributions to Shareholders:    Dividends from net investment income of all Funds except the Income Fund are declared and paid quarterly. The Income Fund dividends from net investment income are declared daily and paid monthly. For all Funds, all net realized long-term or short-term capital gains, if any, will be declared and distributed at least annually.

Income dividends and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments of income, gains and losses on various investment securities held by a Fund, timing differences in the recognition of income, gains and losses and differing characterizations of distributions made by the Fund.

These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassifications. To the extent that distributions exceed net investment income and net realized gains for tax purposes, they are reported as returns of capital.

	Accumulated Net Realized Gain (Loss)	Undistributed Net Investment Income (Loss)	Paid-In Capital
Growth Fund	$(281,611)	$266,680	$14,931
Income Fund	(1,886,702)	1,886,701	1
Balanced Growth Fund	20,644	(18,454)	(2,190)
Balanced Income Fund	5,687	5,534	(11,221)

Federal Income Taxes:    It is each Fund’s intention to continue to qualify annually as a regulated investment company by complying with the appropriate provisions of sub-chapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provision for federal income tax has been made.

notes to financial statements

NEW COVENANT FUNDS

December 31, 2011 (Unaudited)

The Funds have reviewed the tax positions taken on federal income tax returns for each of the three open tax years and as of December 31, 2011, and have determined that no provision for income tax is required in the Funds’ financial statements. Foreign securities held by a Fund may be subject to foreign taxation on dividend and interest income received. Foreign taxes, if any, are recorded based on tax regulations and rates that exist in the foreign markets in which the Funds invest.

Allocation of Expenses:    Expenses directly attributable to a Fund are charged directly to that Fund, while expenses which are attributable to more than one Fund of the Trust are allocated among the respective Funds based upon relative net assets or some other reasonable method.

3. Investment Advisory and Other Agreements

The Trust, on behalf of each Fund, has entered into an Investment Advisory Agreement with the Adviser. Under the Agreement, the Adviser is responsible for managing the Funds’ investments as well as furnishing the Funds with certain administrative services. Prior to January 1, 2011, the Growth Fund paid the Adviser a monthly fee at the annual rate of 0.99% of the Growth Fund’s average daily net assets and the Income Fund paid the Adviser a monthly fee at the annual rate of 0.75% of the Income Fund’s average daily net assets. Effective January 1, 2011 the Adviser receives an annual advisory fee of 0.87% for the Growth Fund and 0.65% for the Income Fund. The Adviser does not receive advisory fees for the Balanced Growth and Balanced Income Funds (the “Balanced Funds”). The Adviser has entered into Sub-Advisory Agreements with seven Sub-Advisors to assist in the selection and management of the Growth Fund’s and Income Fund’s investment securities. It is the responsibility of the Sub-Advisers, under the direction of the Adviser, to make day-to-day investment decisions for these Funds. The Adviser, not the Funds, pays each Sub-Adviser a quarterly fee for their services. The Adviser pays the Sub-Adviser’s fee directly from its own advisory fees. The sub-advisory fees are based on the assets of a Fund for which the Sub-Adviser is responsible for making investment decisions.

The following are the Sub-Advisers for the Growth Fund: Baillie Gifford Overseas, Ltd., Sustainable Growth Advisers, LP., Sound Shore Management Inc., TimesSquare Capital Management and Brockhouse & Cooper International, Inc.

The following are the Sub-Advisers for the Income Fund: EARNEST Partners, LLC and Robert W. Baird & Company, Incorporated.

The Trust employs a Chief Compliance Officer (“CCO”) who receives a portion of her compensation from the Trust as approved by the Board of Trustees, as well as reimbursement of out-of-pocket expenses. The CCO is also an employee of the Adviser. For the period ended December 31, 2011, the Growth Fund, the Income Fund, the Balanced Growth Fund, and the Balanced Income Fund were allocated a portion of the CCO’s compensation of $13,208, $8,736, $4,996 and $1,716, respectively.

The Trust is a party to Shareholder Services Agreements pursuant to which each Fund is authorized to make payments to certain entities which may include investment advisors, banks, trust companies and other types of organizations (“Authorized Service Providers”) for providing administrative services with respect to shares of the Funds attributable to or held in the name of the Authorized Service Provider for its clients or other parties with whom they have a servicing relationship. Under the terms of the Shareholder Services Agreements, each Fund is authorized to pay monthly an Authorized Service Provider (which until January 1, 2011, could include affiliates of the Funds) a shareholder services fee at the rate of 0.25% on an annual basis of the average daily net assets of the shares of the Fund attributable to or held in the name of the Authorized Service Provider for providing certain administrative services to Fund shareholders with whom the Authorized Service Provider has a servicing relationship. From July 1, 2010 through December 31, 2010, the Adviser waived all its investment advisory fees payable to it by the Income Fund to the extent of the amount paid in Shareholder Service fees by the Income Fund to any Affiliated Authorized Service Provider under the Shareholder Services Agreements. From July 1, 2010 through December 31, 2010, the Adviser waived up to 0.17% on an annual basis of the average daily net assets for the Growth Fund, the Balanced Growth Fund and the Balanced Income Fund. Effective January 1, 2011, the Funds no longer paid shareholder servicing fees to affiliates of the Adviser and the Adviser discontinued waiving any of its investment advisory fees.

The Trust has entered into servicing agreements with U.S. Bancorp Fund Services, LLC (“USBFS”), an indirect, wholly-owned subsidiary of U.S. Bancorp. Under the servicing agreements, USBFS provides transfer agency, administrative and fund accounting services to the Funds. Under the terms of the Transfer Agency Agreement, USBFS is entitled to account based fees and annual fund level fees, as well as reimbursement of out-of-pocket expenses incurred in providing transfer agency services. Under the Fund Accounting Agreement, USBFS is entitled to a fee computed at an annual rate of 0.02% of the Trust’s average daily net assets for the first $500,000,000, 0.01% for $500,000,001 to $1,000,000,000, and 0.0075% over $1,000,000,000. Under the Administration Agreement, USBFS is entitled to a fee computed at an annual rate of 0.03% of the Trust’s average daily net assets for the first $500,000,000, 0.02% for $500,000,001 to $1,000,000,000, and 0.01% over $1,000,000,000.

The Trust issues shares of the Funds pursuant to a Distribution Agreement with Quasar Distributors, LLC (the “Distributor”), an affiliate of USBFS. The Funds do not pay the Distributor in its capacity as principal distributor.

notes to financial statements

NEW COVENANT FUNDS

December 31, 2011 (Unaudited)

The Trust has a Custodian Agreement with JPMorgan Chase Bank, N.A.

No officer, trustee or employee of the Trust, USBFS, or any affiliate thereof, except the CCO, receives any compensation from the Funds for serving as a Trustee or officer of the Trust. The Funds reimburse expenses incurred by the Trustees and officers of the Trust in attending Board and Committee meetings.

A summary of each Balanced Fund’s investment in the Growth Fund and Income Fund for the period ended December 31, 2011, is as follows:

	Share Activity
Fund	Balance June 30, 2011	Purchases	Sales	Balance December 31, 2011	Realized Gain (Loss)	Income	Value December 31, 2011
Balanced Growth Fund
Growth Fund	5,219,460	395,552	344,147	5,270,865	$194,835	$969,984	$156,860,928
Income Fund	4,300,801	285,667	528,433	4,058,035	(1,023,752)	1,968,835	93,415,974
Balanced Income Fund
Growth Fund	1,089,427	54,055	51,323	1,092,159	(35,382)	198,049	32,502,638
Income Fund . . . . . . . . . . . . . . . . . . . . . . .	2,424,652	—	203,178	2,221,474	(407,853)	1,124,682	51,138,342

4. Purchases and Sales of Securities

The cost of purchases and proceeds from sales of securities, excluding U.S. government and other short-term investments, for the period ended December 31, 2011, were as follows:

Fund	Purchases (excluding Short-Term Investments & U.S. Government Securities)	Sales (excluding Short-Term Investments & U.S. Government Securities)	Purchases of U.S. Government Securities	Sales of U.S. Government Securities
Growth Fund	$177,634,285	$(175,772,152)	$—	$—
Income Fund	13,738,013	(16,091,916)	63,968,048	(40,028,378)
Balanced Growth Fund	17,718,267	(22,613,292)	—	—
Balanced Income Fund . . . . . ..	1,528,331	(6,210,286)	—	—

5. Risk Factors

The performance of a Fund’s investment in non-U.S. companies and in companies operating internationally or in foreign countries will depend principally on economic conditions in their product markets, the securities markets where their securities are traded, and currency exchange rates. These risks are present because of uncertainty in future exchange rates back into U.S. dollars and possible political instability, which could affect foreign financial markets and local economies. There are also risks related to social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject.

The Funds will not invest more than 15% of the value of their net assets in securities that are illiquid because of restrictions on transferability or other reasons. Repurchase agreements with deemed maturities in excess of seven days are subject to this 15% limit. The Funds may purchase securities which are not registered under the Securities Act of 1933 (the “Securities Act”) but which can be sold to “qualified institutional buyers” in accordance with Rule 144A under the Securities Act. In some cases, such securities are classified as “illiquid securities;” however, any such security will not be considered illiquid so long as it is determined by the Adviser, under guidelines approved by the Board of Trustees, that an adequate trading market exists for that security. This investment practice could have the effect of increasing the level of illiquidity in a Fund during any period that qualified institutional buyers become uninterested in purchasing these restricted securities.

The Income Fund may invest a limited amount of assets in debt securities which are rated below investment grade (hereinafter referred to as “lower-rated securities”) or which are unrated but deemed equivalent to those rated below investment grade by the portfolio managers. The lower the ratings of such debt securities, the greater their risks. These debt instruments generally offer a higher current yield than that available from higher-grade issues, and typically involve greater risks. The yields on lower-rated securities will fluctuate over time. In general, prices of all bonds rise when interest rates fall and fall when interest rates rise. Lower-rated securities are subject to adverse changes in general economic conditions and to changes in the financial condition of their issuers. During periods of economic downturn or rising interest rates, issuers of these instruments may experience financial stress that could adversely affect their ability to make payments of principal and interest, and increase the possibility of default.

notes to financial statements

NEW COVENANT FUNDS

December 31, 2011 (Unaudited)

The Balanced Funds invest their assets primarily in the Growth Fund and the Income Fund. By investing primarily in shares of these Funds, shareholders of the Balanced Funds indirectly pay a portion of the operating expenses, management fees and brokerage costs of the underlying Funds as well as their own operating expenses. Thus, shareholders of the Balanced Funds may indirectly pay slightly higher total operating expenses and other costs than they would pay by directly owning shares of the Growth Fund and Income Fund. Total fees and expenses to be borne by investors in either Balanced Fund will depend on the portion of the Funds’ assets invested in the Growth Fund and in the Income Fund. A change in the asset allocation of either Balanced Fund could increase or reduce the fees and expenses actually borne by investors in that Fund. The Balanced Funds are also subject to rebalancing risk. Rebalancing activities, while undertaken to maintain a Fund’s investment risk-to-reward ratio, may cause the Fund to under-perform other funds with similar investment objectives. For the Balanced Growth Fund, it is possible after rebalancing from equities into a greater percentage of fixed-income securities, that equities will outperform fixed-income investments. For the Balanced Income Fund, it is possible that after rebalancing from fixed-income securities into a greater percentage of equity securities, that fixed-income securities will outperform equity investments. The performance of the Balanced Growth Fund and the Balanced Income Fund depends on the performance of the underlying Funds in which they invest.

6. Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The tax character of distributions paid during the years ended June 30, 2011 and June 30, 2010 were as follows:

	Distributions Paid From
	Ordinary Income		Net Long Term Capital Gains		Total Taxable Deductions		Return of Capital		Total Distributions Paid
	2011	2010	2011	2010	2011	2010	2011	2010	2011	2010
Growth Fund	$5,337,270	$4,672,796	$—	$—	$5,337,270	$4,672,796	$—	$741,060	$5,337,270	$5,413,856
Income Fund	11,860,430	13,775,952	—	—	11,860,430	13,775,952	—	—	11,860,430	13,775,952
Balanced GrowthFund	3,263,544	3,614,274	—	—	3,263,544	3,614,274	2,190	184,366	3,265,734	3,798,640
Balanced Income Fund	1,498,170	1,817,908	—	—	1,498,170	1,817,908	11,222	36,554	1,509,392	1,854,462

7. Federal Income Taxes

As of June 30, 2011, the Funds had available for federal tax purposes unused capital loss carryforwards expiring as follows:

	2012	2013	2014	2015	2016	2017	2018	2019	Total
Growth Fund	$—	$—	$—	$—	$—	$(269,987)	$(88,654,006)	$—	$(88,923,993)
Income Fund	—	—	—	(4,069,083)	(517,116)	(6,784,158)	(56,670,809)	—	(68,041,166)
Balanced Growth Fund	—	—	—	—	—	(764,364)	(8,629,985)	(3,097,518)	(12,491,867)
Balanced Income Fund	(960,990)	(792,155)	—	—	—	(335,058)	(1,962,388)	—	(4,050,591)

During the year ended June 30, 2011, the Growth Fund, the Income Fund and the Balanced Income Fund utilized $61,311,102, $3,195,517 and $266,821 of capital loss carryforwards to reduce the amount of taxable capital gains.

Under tax law, certain capital and foreign currency losses realized after October 31, and within the taxable year may be deferred and treated as occurring on the first business day of the following fiscal year. For the year ended June 30, 2011, the Funds deferred to July 1, 2011, post-October losses of:

	Post-October Capital Losses	Post-October Currency Losses
Growth Fund	$—	—
Income Fund	960,120	—
Balanced Growth Fund	2,869,356	—
Balanced Income Fund	—	—

notes to financial statements

NEW COVENANT FUNDS

December 31, 2011 (Unaudited)

As of June 30, 2011, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Earnings	Accumulated Capital and Other Losses	Unrealized Appreciation/ Depreciation*	Total Accumulated Earnings/ (Deficit)
Growth Fund	$509,991	$—	$509,991	$(88,869,431)	$127,444,890	$39,085,450
Income Fund	3,225,535	—	3,225,535	(69,001,286)	11,454,653	(54,321,098)
Balanced Growth Fund	—	—	—	(15,361,223)	19,526,510	4,165,287
Balanced Income Fund	—	—	—	(4,050,591)	6,280,271	2,229,680

*	The difference between the book-basis and tax basis unrealized appreciation (depreciation) is attributable primarily to: tax deferral of losses on wash sales, passive foreign investment companies (“PFICs”) and the difference between book and tax amortization methods for premium and market discount, and the return of capital adjustments from real estate investment trusts.

At June 30, 2011, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Growth Fund	$605,122,424	$150,810,664	$(23,365,774)	$127,444,890
Income Fund	441,605,274	14,487,799	(3,033,146)	11,454,653
Balanced Growth Fund	252,024,606	38,656,756	(19,130,246)	19,526,510
Balanced Income Fund	85,875,356	11,391,758	(5,111,487)	6,280,271

8. Subsequent Events

In preparing the financial statements as of December 31, 2011, management considered the impact of subsequent events through the date of issuance of potential recognition or disclosure in these financial statements. In October 2011, the Board of Trustees of the Trust was informed by the Adviser that the Adviser no longer intends to serve as the investment adviser to the Funds based on the Adviser’s decision to cease providing mutual fund advisory services. The Board has therefore taken action to select a successor investment adviser. At a meeting of the Board held on November 19, 2011, the Board voted to select SEI Investments Management Corporation (“SIMC”) to serve as investment adviser to the Funds, subject to the approval of the shareholders of the Funds. A special meeting of the shareholders of the Funds (the “Special Meeting”) will therefore be held at which shareholders will be asked to approve an Investment Advisory Agreement between the Trust and SIMC. At the Special Meeting, shareholders will also be asked to elect several new Trustees of the Trust since all but one of the current Trustees will be resigning from the Board. Each of the proposed new Trustees currently serve as a Trustee of other investment companies managed and advised by SIMC and its affiliates.

9. Related Party Transactions

As of December 31, 2011, the Presbyterian Church (U.S.A.) Foundation, an affiliate of the Funds, owned 60.35% and 55.07% of the outstanding shares of the Growth and Income Funds, respectively.

10. Accounting Pronouncements

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. One of the more prominent changes addresses capital loss carryforwards. Under the Act, each Fund will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous regulation.

supplemental data

NEW COVENANT FUNDS

December 31, 2011 (Unaudited)

Approval of New Sub-Advisory Agreement for the New Covenant Growth Fund

During the semi-annual period ended December 31, 2011, the Board of Trustees was called upon to take action with respect to a new Sub-Advisory Agreement relating to the Growth Fund in accordance with applicable provisions of the Investment Company Act of 1940, as amended (the “1940 Act”). As described more fully below, the Board approved a Sub-Advisory Agreement (the “New Sub-Advisory Agreement”) with Sustainable Growth Advisers, L.P. (“SGA”) at a meeting of the Board held on August 21, 2011 (the “Meeting”).

The relevant provisions of the 1940 Act specifically provide that it is the duty of the Board to request and evaluate such information as the Board determines is reasonably necessary to allow the Board to properly consider the adoption of any new sub-advisory agreements with respect to a Fund, and it is the duty of the Adviser and any sub-advisers to furnish the Trustees with such information as is responsive to their request. Accordingly, in determining whether to approve the New Sub-Advisory Agreement, the Board of Trustees requested, and the Adviser and SGA provided, information and data relevant to the Board’s consideration.

In connection with their review of the New Sub-Advisory Agreement, the Trustees considered, in addition to performance information with respect to SGA presented at the Meeting, SGA’s experience in serving as an investment adviser to another Socially Responsible Investing client and the fees charged by SGA to other clients as compared to the fees SGA receives from the Adviser. The Board did not consider information as to the profitability of the New Sub-Advisory Agreement to SGA because the fees payable to SGA had been negotiated at arms length and would be paid by the Adviser, although the Board did consider the impact on the Adviser of the reduction in the fee payable to SGA as compared to the fee payable to the firm that SGA was replacing, which would result in an increase in the level of profitability to the Adviser in connection with its management of the Growth Fund. Based upon their review and consideration of these factors and other matters deemed relevant by the Board in reaching an informed business judgment, the Board of Trustees, including a majority of the Independent Trustees, concluded that the terms of the New Sub-Advisory Agreement were fair and reasonable in light of the services to be provided and the Board therefore determined to approve the New Sub-Advisory Agreement, contingent upon the completion of a compliance report from the Trust’s Chief Compliance Officer (“CCO”), based on her review of SGA and its Rule 38a-1 compliance program. The CCO completed this review and reported to the Board at a special meeting held on October 19, 2011. As a result of the Board’s determination, SGA became a sub-adviser to the Growth Fund effective as of October 19, 2011.

In reaching their conclusion with respect to the approval of the New Sub-Advisory Agreement, the Trustees did not identify any one single factor as being controlling; rather, the Trustees took note of a combination of factors that influenced their decision-making process. Among other things, the Trustees considered the nature, quality and extent of the services to be provided by SGA to the Growth Fund and SGA’s prior investment performance. As part of their deliberations, the Trustees also considered and relied upon information about the Growth Fund that had been provided to them throughout the past year in connection with their regular Board meetings at which they engage in the ongoing oversight of the Growth Fund and its operations. During this process the Independent Trustees were counseled by their own independent legal counsel (as such term is defined in the rules under the 1940 Act).

supplemental data

NEW COVENANT FUNDS

December 31, 2011 (Unaudited)

Proxy Voting Policy and Proxy Voting Records

A description of the policies and procedures that the Trust uses to determine how to vote proxies related to portfolio securities is available (i) without charge, upon request, by calling 800-858-6127 and (ii) on the Securities and Exchange Commission’s website at http://www.sec.gov. Information regarding how each Fund voted proxies related to securities held during the most recent 12 month period ended June 30 is (i) available without charge, upon request, by calling 800-858-6127; (ii) on the Funds’ website at http://www.newcovenantfunds.com and (iii) on the Securities and Exchange Commission’s website at http://www.sec.gov.

Form N-Q Disclosure

The Trust files its complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available on the SEC’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. This information is also available, without charge, by calling toll-free 1-877-835-4531.

Additional Fund Information - Hypothetical Cost of Investing

As a shareholder of the New Covenant Funds, you incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the New Covenant Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2011 through December 31, 2011.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning account value 07/01/11	Ending account value 12/31/11	Expenses paid during the period* 07/1/11 - 12/31/11	Expense Ratio During Period** 07/1/11 - 12/31/11
Growth Fund	$1,000.00	$920.70	$4.78	0.99%
Income Fund	1,000.00	1,030.30	3.88	0.76%
Balanced Growth Fund	1,000.00	962.60	0.69	0.14%
Balanced Income Fund	1,000.00	987.50	0.95	0.19%

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on each of the New Covenant Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning account value 07/01/11	Ending account value 12/31/11	Expenses paid during the period* 07/1/11 - 12/31/11	Expense Ratio During Period** 07/1/11 - 12/31/11
Growth Fund	$1,000.00	$1,020.16	$5.03	0.99%
Income Fund	1,000.00	1,021.32	3.86	0.76%
Balanced Growth Fund	1,000.00	1,024.43	0.71	0.14%
Balanced Income Fund	1,000.00	1,024.18	0.97	0.19%
*	Expenses are equal to the average account value times the Fund’s annualized expense ratio (reflecting fee waivers in effect) multiplied by 184/366 (to reflect the one-half year period)
**	Annualized

200 East Twelfth Street

Jeffersonville, IN 47130

This report is authorized for distribution only if preceded by a current prospectus. Shares of New Covenant Funds are distributed by Quasar Distributors, LLC.

Annual/Semi-Annual Report to Shareholders

These reports include financial statements and information about the portfolio of investments for each Fund. The Trust’s Annual Report includes a discussion of the market conditions and investment strategies that significantly affected each Fund’s performance during its last fiscal year.

Statement of Additional Information (SAI)

The SAI contains more detailed information on all aspects of the Funds. It has been filed with the Securities and Exchange Commission and is legally considered to be a part of the prospectus. To request a free copy of the current Annual or Semi-Annual Report, SAI, or to request other information about the Funds, you can visit www.NewCovenantFunds.com or write or call:

New Covenant Funds

Box 701

Milwaukee, WI 53201-0701

877-835-4531

Text-only versions of Fund documents can be viewed online or downloaded from the SEC’s EDGAR database at http://www.sec.gov.

You may review and copy the SAI and other information about the Funds by visiting SEC’S Public Reference Room in Washington, D.C. You can obtain information about the Public Reference Room by calling the SEC at 202-551-8090. Copies of this information also may be obtained, upon payment of a duplicating fee, by electronic request at publicinfo@sec.gov, or by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-0102.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)	The Registrant’s President and Treasurer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940

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(the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to the Registrant’s Form N-CSR filed September 03, 2009.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	New Covenant Funds

By (Signature and Title)*	/s/ Timothy P. Clark
Timothy P. Clark, President

Date	2/16/2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Timothy P. Clark
Timothy P. Clark, President

Date	2/16/2012

By (Signature and Title)*	/s/ Jason Hadler
Jason Hadler, Treasurer

Date	2/17/2012

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